UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21242
                                                     ---------------------

                     Nuveen Quality Preferred Income Fund 3
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: July 31
                                           ------------------

                  Date of reporting period: July 31, 2004
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

ANNUAL REPORT July 31, 2004

Nuveen Investments
Closed-End
Exchange-Traded
Funds

                                            NUVEEN QUALITY PREFERRED INCOME FUND
                                                                             JTP

                                          NUVEEN QUALITY PREFERRED INCOME FUND 2
                                                                             JPS

                                          NUVEEN QUALITY PREFERRED INCOME FUND 3
                                                                             JHP

Photo of: Man and woman sitting on porch.
Photo of: 2 children sitting in the grass.


HIGH CURRENT INCOME
FROM A PORTFOLIO OF
INVESTMENT-GRADE
PREFERRED SECURITIES


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

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

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board


Chairman's
      LETTER TO SHAREHOLDERS

I am very pleased to report that over the fiscal year ended July 31, 2004, your Fund continued to provide you with attractive monthly income through a diversified portfolio of quality preferred securities.

In addition to regular monthly income, we believe that your Fund also may provide an opportunity to reduce the overall risk of your entire investment portfolio. This is because the value of your Fund's holdings may move differently than the prices of the other investments, like common stocks, bonds or mutual funds that you may own. Through adequate diversification, some parts of your portfolio may be going


--------------------------------------------------------------------------------
IN ADDITION TO REGULAR MONTHLY INCOME, WE BELIEVE THAT YOUR FUND ALSO MAY PROVIDE AN OPPORTUNITY TO REDUCE THE OVERALL RISK OF YOUR ENTIRE INVESTMENT PORTFOLIO.
--------------------------------------------------------------------------------


up when others are going down. This potential counterbalancing may reduce your overall risk over time. Your financial advisor can explain the advantages of portfolio diversification in more detail. I urge you to contact him or her soon for more information on this important investment strategy.

I also urge you to consider receiving future Fund reports and other Fund information by e-mail and the Internet. Not only will you be able to receive the information faster, but this also may help lower your Fund's expenses. Sign up is quick and easy -- see the inside front cover of this report for step-by-step instructions.

For more than 100 years, Nuveen has specialized in offering quality investments such as your Fund to those seeking to accumulate and preserve wealth. Our commitment to careful research, constant surveillance and judicious trading by seasoned portfolio managers has never been stronger. Our mission continues to be to assist you and your financial advisor by offering the investment solutions and services that can help you secure your long-term financial goals. We thank you for choosing us as a partner as you work toward that objective.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

September 15, 2004

Nuveen Closed-End Exchange-Traded Funds (JTP, JPS, JHP)

Portfolio Managers'
        PERSPECTIVE

The Nuveen Quality Preferred Income Funds are managed by a team of specialists at Spectrum Asset Management, Inc., an affiliate of Principal CapitalSM. Mark Lieb, Bernie Sussman and Phil Jacoby, who have more than 50 years of combined experience in the preferred securities markets, lead the team. Here Mark, Bernie and Phil talk about general economic conditions, their management strategy and the performance of each Fund for the fiscal year ended July 31, 2004.


WHAT WERE THE CONDITIONS IN THE FIXED-INCOME MARKETS GENERALLY, AND THE PREFERRED SECURITIES MARKET IN PARTICULAR, DURING THE FISCAL YEAR ENDED JULY 31, 2004?

While the 10-year U. S. Treasury note yield of 4.45% at the end of the period was virtually unchanged from 12 months earlier, this fiscal year was marked by quite a bit of volatility in both the preferred securities market as well as in the fixed-income market generally. Prices in the U. S. Treasury market peaked on March 16, 2004, with the 10-year note yielding 3.68% as a sluggish economy, slow employment growth, Federal Reserve caution and concerns over terrorism combined to keep interest rates near record lows. In early April, an unexpectedly strong employment report brought the bond market rally to an abrupt end. As concerns focused on the possibility that the Federal Reserve might start to raise short-term interest rates, market interest rates spiked upward along the entire yield curve and the 10 year U. S. Treasury note reached a high yield of 4.87% on June 14, 2004.

The preferred securities market's reaction to this April sell-off was even stronger, especially in the $25 par sector, as many individual investors seemed to take the news of possibly rising interest rates as a signal to get out of fixed-income investments. Overall, the second quarter of 2004 was the worst period for preferred securities since 1999. However, both the general fixed-income market and the preferred securities market enjoyed a nice rebound during the second half of June and through July as investors seemed to conclude that the economy wasn't robust enough to spark inflation and to sense that the Fed's tightening would be very gradual. The prospect for a continued steep yield curve also was a positive for preferred securities.

In total, the preferred securities market, as measured by the Merrill Lynch Preferred Stock Hybrid Securities Index, was up 6.34% for the 12 months ending July 31, 2004, compared with a 4.84% over the same period for the Lehman Aggregate Bond Index (a general measure of the overall bond market). New issuance in the preferred securities market totaled $36.5 billion over the 12-month period, but the overall growth of the market was contained by a strong pace of redemptions as issuers called the higher-coupon preferred securities they had issued during the 1990's. As of July 31, 2004, the hybrid preferred securities market had outstanding issues totaling approximately $225 billion.

One positive development during the period for parts of the preferred securities market was a recommendation by the National Association of Insurance Commissioners to reduce the risk-based capital requirements for preferred stock. This has the potential to increase the demand by insurance companies for certain preferred issues, especially some of the non-U.S. issues owned by the Funds, and may help the Fund holdings perform well in the future.

DURING THIS PERIOD WHAT WERE YOUR PRIMARY MANAGEMENT STRATEGIES AND FOCUSES?

Over this fiscal year, the focus of our investing activities was on finding and owning high quality preferred securities that offered what we judged to be good current yields and yields-to-call. The average credit quality within each of the Funds was maintained at a ratings level of A3/BBB+/A- from Moody's, S&P and Fitch, respectively. Given the large number of redemptions, much of the trading activity also was targeted toward replacing the current income on issues that were called out of the portfolio. In addition, we believed that higher coupon preferred securities with call dates in 2006 and 2007 were relatively more attractive than the lower, current coupon issues available during most of the year. These higher coupon securities also helped to keep the duration, or interest rate sensitivity, of the portfolio lower than if we had been more focused on new issues.

Diversification among issuers and sectors within the preferred securities market also was an important part of our strategy. Each of the Funds now contains over 100 distinct issuers. The weightings between $25 par preferred stock and preferred capital securities, and to a lesser extent among convertible securities and corporate bonds, were altered slightly over the period depending on where we felt we could find the best relative value.

HOW DID THE FUNDS PERFORM OVER THIS PERIOD?

Each of the Funds performed well during the 12 months ended July 31, 2004. Their performance, as well as the performance of several widely followed market indexes, is shown in the accompanying chart.

Total Return on Net Asset Value
For 12 months ended July 31, 2004

JTP                                                          11.17%
-------------------------------------------------------------------
JPS                                                          11.60%
-------------------------------------------------------------------
JHP                                                          11.93%
-------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index1                         4.84%
-------------------------------------------------------------------
Merrill Lynch Preferred Stock Hybrid Securities Index2        6.34%
-------------------------------------------------------------------

Past performance does not guarantee future results.

For more information, please see the individual Performance Overview pages in this report.

1 The Lehman Brothers Aggregate Bond Index is an unmanaged index that includes all investment-grade, publicly issued, fixed-rate, dollar-denominated, nonconvertible debt issues and commercial mortgage backed securities with maturities of at least one year and outstanding par values of $150 million or more.

2 The Merrill Lynch Preferred Stock Hybrid Securities Index, is an unmanaged index of investment-grade, exchange-traded preferred stocks with outstanding market values of at least $30 million and at least one year to maturity.

For the 12 months ended July 31, 2004, all of these Funds outperformed the Lehman Brothers and Merrill Lynch indexes. While the parts of each portfolio performed well, the $1000 par capital preferred securities held by each Fund were their best performing sector during the 12-month reporting period. These issues are not part of the Merrill Lynch index.

The Funds' $1000 par capital securities benefited from the general tightening of spreads in the corporate market over the reporting period and from the strong demand for yield from insurance companies and other institutional investors. The better call protection afforded by these securities also helped their performance during the months when rates were falling. Two $1000 par capital securities that were among the best performers for all three Funds were Zurich Americas and Centaur Funding. Zurich benefited from a more positive feeling in the market about European insurers as an improved equity market allowed them to do a rights offering and improve their capital position. Centaur, a part of Vodafone, was a subordinated issue that we considered to be very undervalued relative to the issuer's senior debt, and these securities performed well over the period. Another top performer for all three Funds was a GMAC debt instrument that we bought because it was trading cheaper than their more subordinated preferred. Purchased at yield spreads ranging from 300 to 320 basis points above comparable U. S. Treasuries, the prices of these GMAC securities improved so that they were trading at yields about 245 basis points higher than the comparable U. S. Treasuries by the end of the reporting period. Of course it is important to note that Treasuries are backed by the full faith and credit of the U.S. Government while these par capital securities are not.

Within the $25 par market of listed preferred securities, one strategy that worked well during this period was trading to take advantage of what we thought were mispricings of the securities' embedded call options. In many cases we were able to sell issues trading at a premium where the yield-to-call was very low, and then were able to replace these securities with other, higher coupon issuers with higher current yields and more attractive yields-to-call at the time of investment.

At the same time, two $25 par issues, Verizon (in JTP) and Converium (in all three Funds), did not perform as well as we had hoped they would. The Verizon issue was originally a series of $1000 par capital securities that were repackaged into exchange-listed $25 par preferreds that were bought during the first quarter of 2004, just before rates rose significantly. Converium, a Swiss reinsurance company, was put on downgrade review by the rating agencies following a surprise announcement that they were taking a $400 million reserve charge in the second quarter of 2004. Several other issues in all three Funds that happened to be bought in February and early March when interest rates were at their lows for the period turned out to be relatively weak performers over this reporting period.

WHAT ABOUT THE FUNDS' DIVIDENDS AND SHARE PRICES?

With short-term interest rates remaining near historically low levels during this reporting period, the leveraged structures of these Funds continued to support their dividend-paying capabilities. The extent of this benefit is tied in part to the short-term rates the Funds pay their FundPreferred(R) shareholders. During periods of low short-term rates, the Funds generally pay relatively lower dividends to their FundPreferred shareholders, which can leave more earnings to support common share dividends.

As a result, despite losing some of their higher-coupon securities to calls, JPS and JHP made no changes in their monthly dividends over the course of this 12-month fiscal year. JTP made one reduction in its monthly dividend, reflecting a lower earnings rate resulting from calls.

All of these Funds seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of July 31, 2004, all three Funds in this report had positive UNII balances.

As of July 31, 2004, all of these Funds were trading at discounts to their net asset values. In each case, these discounts were greater than the average discount or premium exhibited by the Fund over the course of the entire 12-month reporting period.

Nuveen Quality Preferred Income Fund
JTP

Performance
     OVERVIEW  As of July 31, 2004


Pie Chart:
PORTFOLIO ALLOCATION
(as a % of total investments)
$25 Par (or similar) Securities     44.4%
Capital Preferred Securities        38.4%
Capital Preferred-Euro-market
listed securities                    5.6%
Convertible Preferred Securities     5.3%
Other                                6.3%

Bar Chart:
2003-2004 MONTHLY DIVIDENDS PER SHARE
Aug                                 0.105
Sep                                 0.105
Oct                                 0.105
Nov                                 0.105
Dec                                 0.105
Jan                                 0.105
Feb                                 0.105
Mar                                 0.105
Apr                                 0.105
May                                 0.105
Jun                                 0.101
Jul                                 0.101

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
8/1/03                              14.13
                                    14.7
                                    14.06
                                    14.28
                                    14.61
                                    14.86
                                    14.9
                                    14.86
                                    14.9
                                    15.09
                                    15
                                    15.18
                                    15.49
                                    15.47
                                    15.52
                                    15.42
                                    15.51
                                    15.6
                                    15.55
                                    15.8
                                    15.96
                                    15.97
                                    15.8
                                    15.87
                                    15.87
                                    15.88
                                    15.75
                                    16
                                    16.04
                                    16.1
                                    16.01
                                    15.97
                                    15.58
                                    15.29
                                    14.62
                                    13.91
                                    14.23
                                    12.91
                                    13.39
                                    13.57
                                    14.04
                                    13.82
                                    13.41
                                    13.34
                                    13.33
                                    13.69
                                    13.9
                                    13.83
                                    13.74
7/31/04                             13.96


PORTFOLIO STATISTICS
------------------------------------
Share Price                   $13.96
------------------------------------
Common Share
Net Asset Value               $14.40
------------------------------------
Premium/Discount to NAV       -3.06%
------------------------------------
Latest Dividend               $.1010
------------------------------------
Market Yield                   8.68%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $927,892
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Commercial Banks               40.7%
------------------------------------
Insurance                      19.1%
------------------------------------
Real Estate                    14.3%
------------------------------------
Diversified Financial Services  4.6%
------------------------------------
Electric Utilities              4.4%
------------------------------------
Automobiles                     3.2%
------------------------------------
Other                          13.7%
------------------------------------

TOP FIVE ISSUERS
(EXCLUDING REPURCHASE AGREEMENTS)
(as a % of total investments)
------------------------------------
Wachovia Corporation            3.4%
------------------------------------
ING Groep NV                    3.1%
------------------------------------
Abbey National Public Limited   3.0%
------------------------------------
Zurich Financial Services       2.9%
------------------------------------
HSBC Holding Public Limited     2.7%
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 6/25/02)
------------------------------------
          ON SHARE PRICE     ON NAV
------------------------------------
1-Year          4.20%        11.17%
------------------------------------
Since Inception 4.86%         8.88%
------------------------------------

Nuveen Quality Preferred Income Fund 2
JPS

Performance
     OVERVIEW  As of July 31, 2004



Pie Chart:
PORTFOLIO ALLOCATION
(as a % of total investments)
$25 Par (or similar) Securities     45.5%
Capital Preferred Securities        37.9%
Capital Preferred-Euro-market
listed securities                    4.2%
Convertible Preferred Securities     5.0%
Other                                7.4%

Bar Chart:
2003-2004 MONTHLY DIVIDENDS PER SHARE
Aug                                 0.105
Sep                                 0.105
Oct                                 0.105
Nov                                 0.105
Dec                                 0.105
Jan                                 0.105
Feb                                 0.105
Mar                                 0.105
Apr                                 0.105
May                                 0.105
Jun                                 0.105
Jul                                 0.105

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
8/1/03                              14.39
                                    14.83
                                    14.21
                                    14.66
                                    14.7
                                    14.87
                                    14.96
                                    14.95
                                    14.96
                                    15.17
                                    15.13
                                    15.2
                                    15.43
                                    15.49
                                    15.53
                                    15.54
                                    15.6
                                    15.72
                                    15.68
                                    15.94
                                    16
                                    16
                                    15.84
                                    15.89
                                    15.97
                                    15.9
                                    15.83
                                    16.07
                                    16.11
                                    16.3
                                    16.39
                                    16.31
                                    15.8
                                    15.4
                                    14.89
                                    14.22
                                    14.38
                                    13.3
                                    13.55
                                    13.67
                                    14.14
                                    14.14
                                    13.91
                                    13.84
                                    13.8
                                    14.32
                                    14.48
                                    14.6
                                    14.43
7/31/04                             14.61


PORTFOLIO STATISTICS
------------------------------------
Share Price                   $14.61
------------------------------------
Common Share
Net Asset Value               $15.32
------------------------------------
Premium/Discount to NAV       -4.63%
------------------------------------
Latest Dividend               $.1050
------------------------------------
Market Yield                   8.62%
------------------------------------
Net Assets Applicable to
Common Shares ($000)      $1,830,878
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Commercial Banks               40.4%
------------------------------------
Insurance                      22.0%
------------------------------------
Real Estate                    10.3%
------------------------------------
Electric Utilities              5.6%
------------------------------------
Diversified Financial Services  5.5%
------------------------------------
Diversified Telecommunication
Services                        3.4%
------------------------------------
Automobiles                     3.3%
------------------------------------
Other                           9.5%
------------------------------------

TOP FIVE ISSUERS
(EXCLUDING REPURCHASE AGREEMENTS)
(as a % of total investments)
------------------------------------
Wachovia Corporation            3.5%
------------------------------------
Abbey National Public Limited   3.1%
------------------------------------
ING Groep NV                    2.9%
------------------------------------
Everest Reinsurance Holdings    2.9%
------------------------------------
FleetBoston Financial
   Corporation                  2.3%
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/24/02)
------------------------------------
          ON SHARE PRICE     ON NAV
------------------------------------
1-Year          8.98%        11.60%
------------------------------------
Since Inception 7.00%        12.37%
------------------------------------

Nuveen Quality Preferred Income Fund 3
JHP

Performance
     OVERVIEW  As of July 31, 2004


Pie Chart:
PORTFOLIO ALLOCATION
(as a % of total investments)
$25 Par (or similar) Securities     50.0%
Capital Preferred Securities        34.1%
Convertible Preferred Securities     5.2%
Capital Preferred-Euro-market
listed securities                    3.5%
Other                                7.2%


Bar Chart:
2003-2004 MONTHLY DIVIDENDS PER SHARE
Aug                                 0.103
Sep                                 0.103
Oct                                 0.103
Nov                                 0.103
Dec                                 0.103
Jan                                 0.103
Feb                                 0.103
Mar                                 0.103
Apr                                 0.103
May                                 0.103
Jun                                 0.103
Jul                                 0.103

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
8/1/03                              14.07
                                    14.6
                                    14.18
                                    14.25
                                    14.56
                                    14.68
                                    14.71
                                    14.75
                                    14.61
                                    14.9
                                    14.99
                                    15.15
                                    15.14
                                    15.32
                                    15.12
                                    15.31
                                    15.21
                                    15.42
                                    15.21
                                    15.85
                                    15.89
                                    15.73
                                    15.74
                                    15.48
                                    15.7
                                    15.58
                                    15.6
                                    15.87
                                    15.86
                                    15.92
                                    15.89
                                    15.93
                                    15.57
                                    15.05
                                    14.59
                                    14.02
                                    13.85
                                    12.76
                                    13.21
                                    13.27
                                    13.89
                                    13.92
                                    13.73
                                    13.4
                                    13.45
                                    13.89
                                    14.28
                                    14.37
                                    14.22
7/31/04                             14.34


PORTFOLIO STATISTICS
------------------------------------
Share Price                   $14.34
------------------------------------
Common Share
Net Asset Value               $14.71
------------------------------------
Premium/Discount to NAV       -2.52%
------------------------------------
Latest Dividend               $.1030
------------------------------------
Market Yield                   8.62%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $347,900
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Commercial Banks               35.2%
------------------------------------
Insurance                      27.2%
------------------------------------
Real Estate                     9.2%
------------------------------------
Diversified Financial Services  7.3%
------------------------------------
Electric Utilities              3.8%
------------------------------------
Diversified Telecommunication
Services                        3.2%
------------------------------------
Automobiles                     3.2%
------------------------------------
Other                          10.9%
------------------------------------

TOP FIVE ISSUERS
(EXCLUDING REPURCHASE AGREEMENTS)
(as a % of total investments)
------------------------------------
Wachovia Corporation            3.5%
------------------------------------
ING Groep NV                    3.3%
------------------------------------
Zurich Financial Services       3.0%
------------------------------------
Union Planters Corporation      2.5%
------------------------------------
SAFECO Corporation              2.5%
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 12/18/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
1-Year          9.36%        11.93%
------------------------------------
Since Inception 5.57%        10.23%
------------------------------------

Report of
   INDEPENDENT REGISTERED
   PUBLIC ACCOUNTING FIRM


THE BOARD OF TRUSTEES AND SHAREHOLDERS
NUVEEN QUALITY PREFERRED INCOME FUND
NUVEEN QUALITY PREFERRED INCOME FUND 2
NUVEEN QUALITY PREFERRED INCOME FUND 3



We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Quality Preferred Income Fund, Nuveen Quality Preferred Income Fund 2 and Nuveen Quality Preferred Income Fund 3 as of July 31, 2004, and the related statements of operations, changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen Quality Preferred Income Fund, Nuveen Quality Preferred Income Fund 2 and Nuveen Quality Preferred Income Fund 3 at July 31, 2004, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated therein in conformity with U.S. generally accepted accounting principles.

                                                            /s/Ernst & Young LLP

Chicago, Illinois
September 15, 2004

                            Nuveen Quality Preferred Income Fund (JTP)
                            Portfolio of
                                    INVESTMENTS July 31, 2004
                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                $25 PAR (OR SIMILAR) SECURITIES - 65.3% (44.4% OF TOTAL INVESTMENTS)

                AUTOMOBILES - 0.2%

       32,900   Ford Motor Company, Series F, 8.000% (CORTS)                                                            $   835,660

       51,600   General Motors Acceptance Corporation, 7.350%                                                             1,301,868

------------------------------------------------------------------------------------------------------------------------------------
                AUTO COMPONENTS - 2.5%

      510,000   Delphi Trust I, 8.250%                                                                                   13,132,500

      382,050   Magna International Inc., Series B, 8.875%                                                                9,662,044

------------------------------------------------------------------------------------------------------------------------------------
                BEVERAGES - 1.5%

      535,800   Grand Metropolitan Delaware LP, 9.420%                                                                   13,620,036

------------------------------------------------------------------------------------------------------------------------------------
                COMMERCIAL BANKS - 12.0%

       22,900   Abbey National plc, 7.250%                                                                                  592,423

       67,800   Abbey National plc, Series B, 7.375%                                                                      1,779,750

      100,000   ABN AMRO Capital Fund Trust V, 5.900%                                                                     2,319,000

      102,800   ASBC Capital I, 7.625%                                                                                    2,734,480

        7,200   BAC Capital Trust I, 7.000%                                                                                 186,336

       64,300   BAC Capital Trust II, 7.000%                                                                              1,662,155

      145,000   BAC Capital Trust III, 7.000%                                                                             3,796,100

       52,300   Banco Totta & Acores Finance, Series A, 8.875%                                                            1,349,993

       68,300   Bank One Capital II, 8.500%                                                                               1,842,734

       59,400   Bank One Capital Trust VI, 7.200%                                                                         1,544,400

       17,000   BBVA Preferred Capital Ltd., Series B, 7.750%                                                               447,100

      122,000   BCH Capital Ltd., Series B, 9.430%                                                                        3,258,010

       31,100   BNY Capital Trust V, Series F, 5.950%                                                                       742,357

      270,650   BSCH Finance Ltd., Series Q, 8.625%                                                                       7,172,225

       25,200   Chase Capital Trust VIII, Series H, 8.300%                                                                  666,540

      198,200   Chittenden Capital Trust I, 8.000%                                                                        5,240,408

       30,176   CIT Group Incorporated, 7.750% (CORTS)                                                                      829,840

       15,000   Citigroup Capital Trust VI, 6.875%                                                                          378,150

      131,700   Citigroup Capital Trust VII, 7.125%                                                                       3,447,906

       61,700   Citigroup Capital Trust VIII, 6.950%                                                                      1,590,009

       66,300   Citigroup Inc., Series H, 6.231% (a)                                                                      3,404,505

      116,800   Cobank ABC, 144A, 7.000% (a)                                                                              6,213,760

      123,800   Comerica Capital Trust I, 7.600%                                                                          3,268,320

      224,795   Compass Capital Trust III, 7.350%                                                                         5,869,397

       37,000   Espirito Santo Overseas, 8.500%                                                                             951,595

       28,500   First Union Capital II, Series II, 7.500% (CORTS)                                                           743,850

       11,300   First Union Institutional Capital II, 8.200% (CORTS)                                                        317,247

       87,000   Fleet Capital Trust VI, 8.800%                                                                            2,316,810

       33,900   Fleet Capital Trust VII, 7.200%                                                                             883,773


                                       12

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COMMERCIAL BANKS (continued)

       57,900   Harris Preferred Capital Corporation, Series A, 7.375%                                                 $  1,460,238

       32,600   JPM Capital Trust I, Series 2001-1, Class A-1, 7.850% (CORTS)                                               870,094

       81,500   JPMorgan Chase Capital Trust IX, Series I, 7.500%                                                         2,166,270

       70,500   JPMorgan Chase Capital Trust X, 7.000%                                                                    1,840,050

       20,000   JPMorgan Chase Trust, Series 2002-6, Class A, 7.125% (SATURNS)                                              512,200

       62,900   KeyCorp, 7.500% (PCARS)                                                                                   1,626,279

       18,000   KeyCorp, Series 2001-7, 7.750% (CORTS)                                                                      466,740

       29,800   KeyCorp, Series B, 8.250% (CORTS)                                                                           777,780

       62,800   National Commerce Capital Trust II, 7.700%                                                                1,661,060

       55,300   National Westminster Bank plc, Series A, 7.875%                                                           1,411,256

       29,200   Regions Finance Trust I, 8.000%                                                                             764,456

       13,800   SunTrust Capital Trust IV, 7.125%                                                                           358,110

       60,700   SunTrust Capital Trust V, 7.050%                                                                          1,574,558

      174,400   USB Capital Trust III, 7.750%                                                                             4,621,600

      418,405   USB Capital Trust IV, 7.350%                                                                             11,004,051

       40,100   USB Capital Trust V, 7.250%                                                                               1,052,625

       26,200   VNB Capital Trust I., 7.750%                                                                                693,776

       23,200   Washington Mutual Capital Trust I, Series 2001-22, Class A-1, 7.650% (CORTS)                                598,560

        9,500   Wells Fargo Capital Trust IV, 7.000%                                                                        248,045

      115,100   Wells Fargo Capital Trust V, 7.000%                                                                       2,982,241

        5,600   Wells Fargo Capital Trust VI, 6.950%                                                                        144,592

      340,000   Zions Capital Trust B, 8.000%                                                                             9,139,200

------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER FINANCE - 0.6%

      127,000   Household Capital Trust V, Series X, 10.000%                                                              3,403,600

       60,200   Household Capital Trust VI, 8.250%                                                                        1,603,126

       20,200   Household Capital Trust VII, 7.500%                                                                         534,088

------------------------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED FINANCIAL SERVICES - 4.9%

       60,000   Bear Stearns Capital Trust III, 7.800%                                                                    1,581,000

       40,800   Citigroup Inc., Series M, 5.864% (a)                                                                      2,055,300

      586,800   Countrywide Capital Trust IV, 6.750%                                                                     14,640,660

      108,149   Lehman Brothers Holdings Capital Trust, 6.375%                                                            2,687,502

       40,500   Lehman Brothers Holdings Capital Trust, 6.375%                                                              995,085

       46,000   Merrill Lynch Capital Trust II, 8.000%                                                                    1,260,400

       60,000   Merrill Lynch Capital Trust, 7.000%                                                                       1,555,800

       35,300   Merrill Lynch Preferred Capital Trust, 7.120%                                                               923,448

       64,300   Merrill Lynch Preferred Capital Trust V, 7.280%                                                           1,695,591

      192,500   Merrill Lynch Preferred Capital Trust, 7.750%                                                             5,159,000

      125,000   Morgan Stanley Capital Trust II, 7.250%                                                                   3,225,000

      146,000   Morgan Stanley Capital Trust III, 6.250%                                                                  3,591,600

      249,095   Morgan Stanley Capital Trust IV, 6.250%                                                                   6,115,282

       10,800   Morgan Stanley Capital Trust V, 5.750%                                                                      250,560


                                       13


                            Nuveen Quality Preferred Income Fund (JTP) (continued)
                                    Portfolio of INVESTMENTS July 31, 2004

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%

       18,100   SBC Communications Inc, 7.000%                                                                          $   472,591

       12,000   Verizon New England Inc., Series B, 7.000%                                                                  309,840

------------------------------------------------------------------------------------------------------------------------------------
                ELECTRIC UTILITIES - 2.8%

       93,400   Dominion CNG Capital Trust I, 7.800%                                                                      2,440,542

       57,600   Dominion Resources Capital Trust II, 8.400%                                                               1,527,552

       77,740   DTE Energy Trust I, 7.800%                                                                                2,039,120

       95,205   Entergy Louisiana Inc, 7.600%                                                                             2,506,747

      117,951   Georgia Power Company, 5.900%                                                                             2,839,080

      251,220   Interstate Power & Light Company, 8.375% (a)                                                              8,089,284

       64,700   OGE Energy Capital Trust I, 8.375%                                                                        1,649,850

        6,800   Tennessee Valley Authority, Series D, 6.750%                                                                166,532

      187,000   Virginia Power Capital Trust, 7.375%                                                                      4,890,050

------------------------------------------------------------------------------------------------------------------------------------
                FOOD PRODUCTS - 0.7%

       65,000   Dairy Farmers of America Inc., 144A, 7.875% (a)                                                           6,650,312

------------------------------------------------------------------------------------------------------------------------------------
                GAS UTILITIES - 0.4%

       32,300   AGL Capital Trust II, 8.000%                                                                                839,477

      108,500   TransCanada Pipeline, 8.250%                                                                              2,762,410

------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIAL CONGLOMERATES - 0.1%

       19,400   General Electric Company, 6.800%                                                                            514,100

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - 15.2%

       14,900   ACE Capital Trust I, Series 1999, 8.875%                                                                    385,910

      758,700   Ace Ltd., Series C, 7.800%                                                                               20,189,007

       21,500   AMBAC Financial Group Inc, 5.950%                                                                           503,530

       18,700   American General Capital III, 8.050%                                                                        504,900

       20,700   American General Capital Trust I, 7.875%                                                                    524,538

      760,000   Converium Finance, 8.250%                                                                                17,966,400

      185,300   Delphi Financial Group Inc, 8.000%                                                                        4,771,475

       35,400   Everest RE Capital Trust II, 6.200%                                                                         801,810

       69,700   EverestRe Group Limited, 7.850%                                                                           1,856,808

      136,600   Great-West L&A Capital Trust I, Series A, 7.250%                                                          3,438,222

      119,100   Hartford Capital Trust III, Series C, 7.450%                                                              3,126,375

       43,800   Hartford Life Capital Trust II, Series B, 7.625%                                                          1,147,122

       30,300   ING Capital Funding Trust II, 9.200%                                                                        811,434

      563,900   ING Group NV, 7.050%                                                                                     14,509,147

    1,015,458   ING Group NV, 7.200%                                                                                     26,533,917

       77,100   Lincoln National Capital Trust V, Series E, 7.650%                                                        2,037,753

       26,900   Lincoln National Capital Trust VI, 6.750%                                                                   673,845

       26,100   MBIA Inc, 8.000%                                                                                            716,445

      250,000   PartnerRe Limited, Series C, 6.750%                                                                       6,200,000

      113,700   PartnerRe Limited, 7.900%                                                                                 3,007,365

       70,900   PLC Capital Trust III, 7.500%                                                                             1,847,654

      410,000   PLC Capital Trust IV, 7.250%                                                                             10,680,500

      107,750   RenaissanceRe Holdings Ltd., Series A, 8.100%                                                             2,867,227


                                       14

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE (continued)

       53,800   RenaissanceRe Holdings Ltd., Series B, 7.300%                                                           $ 1,417,630

       34,600   SafeCo Capital Trust I, 8.700% (CORTS)                                                                      915,170

       31,000   SafeCo Capital Trust I, Series 2001-4, 8.750% (CORTS)                                                       812,510

       58,600   Torchmark Capital Trust I, 7.750%                                                                         1,533,562

      391,854   XL Capital Ltd., Series A, 8.000%                                                                        10,615,324

       39,400   XL Capital Ltd., Series B, 7.625%                                                                         1,046,858

------------------------------------------------------------------------------------------------------------------------------------
                MEDIA - 0.3%

      119,000   Viacom Inc, 7.300%                                                                                        3,113,040

------------------------------------------------------------------------------------------------------------------------------------
                MULTI-UTILITIES & UNREGULATED POWER - 0.3%

       94,800   Energy East Capital Trust I, 8.250%                                                                       2,476,176

------------------------------------------------------------------------------------------------------------------------------------
                OIL & GAS - 1.3%

       46,100   EnCana Corporation, 9.500%                                                                                1,177,394

      411,032   Nexen Inc, 7.350%                                                                                        10,542,970

------------------------------------------------------------------------------------------------------------------------------------
                PHARMACEUTICALS - 0.2%

       20,000   Bristol Myers Squibb Company, 6.250% (CORTS)                                                                513,000

       54,300   Rhone-Poulenc Overseas, Series A, 8.125%                                                                  1,387,365

------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE - 20.8%

       49,658   AMB Property Corporation, Series M, 6.750%                                                                1,214,634

        8,500   Archstone-Smith Trust, Series D, 8.750%                                                                     214,200

       13,400   AvalonBay Communities, Inc., Series H, 8.700%                                                               371,314

      608,700   BRE Properties, Series B, 8.080%                                                                         15,963,157

      533,545   CarrAmerica Realty Corporation, Series E, 7.500%                                                         13,669,422

      119,000   Developers Diversified Realty Corporation, Series H, 7.375%                                               2,936,920

       29,000   Developers Diversified Realty Corporation, Series G, 8.000%                                                 755,450

       55,600   Developers Diversified Realty Corporation, Series F, 8.600%                                               1,484,520

      114,179   Duke-Weeks Realty Corporation, Series B, 7.990%                                                           6,226,329

       10,800   Duke-Weeks Realty Corporation, Series I, 8.450%                                                             285,984

    1,097,400   Equity Office Properties Trust, Series G, 7.750%                                                         28,576,296

       23,100   Equity Residential Properties Trust, Series D, 8.600%                                                       637,560

       30,400   Equity Residential Properties Trust, Series B, 9.125%                                                       808,640

       10,600   First Industrial Realty Trust, Inc., Series C, 8.625%                                                       284,080

       19,000   Firstar Realty LLC, 144A, 8.875%                                                                         22,990,000

      218,300   HRPT Properties Trust, Series A, 9.875%                                                                   5,811,146

    1,096,700   HRPT Properties Trust, Series B, 8.750%                                                                  29,139,319

       22,000   New Plan Excel Realty Trust, Series D, 7.800%                                                             1,159,125

      416,000   New Plan Excel Realty Trust, Series E, 7.625%                                                            10,728,640

      101,000   Prologis Trust, Series G, 6.750%                                                                          2,444,200

       50,000   PS Business Park Inc., Series I, 6.875%                                                                   1,164,500

      204,400   PS Business Parks Inc, 7.000%                                                                             4,782,960

        7,000   Public Storage Inc., Series D, 9.500%                                                                       181,650

       16,200   Public Storage Inc., Series E, 10.000%                                                                      434,160

       22,800   Public Storage Inc., Series F, 9.750%                                                                       598,500

       25,100   Public Storage Inc., Series Q, 8.600%                                                                       664,397


                                       15


                            Nuveen Quality Preferred Income Fund (JTP) (continued)
                                    Portfolio of INVESTMENTS July 31, 2004

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE (continued)

       99,000   Public Storage Inc., Series R, 8.000%                                                                   $ 2,594,790

      200,000   Public Storage Inc., Series S, 7.875%                                                                     5,238,000

       32,680   Public Storage Inc., Series U, 7.625%                                                                       849,026

      345,600   Public Storage Inc., Series V, 7.500%                                                                     9,054,720

       47,500   Regency Centers Corporation, 7.450%                                                                       1,223,125

       20,500   Simon Property Group, Inc., Series F, 8.750%                                                                553,500

      176,200   Simon Property Group, Inc., Series G, 7.890%                                                              9,324,504

       47,700   Vornado Realty Trust, Series C, 8.500%                                                                    1,225,890

      315,000   Wachovia Preferred Funding Corporation, 7.250%                                                            8,413,650

------------------------------------------------------------------------------------------------------------------------------------
                WIRELESS TELECOMMUNICATION SERVICES - 1.4%

      262,846   Telephone and Data Systems Inc, 7.600%                                                                    6,865,537

      156,300   United States Cellular Corporation, 8.750%                                                                4,321,695

       77,000   United States Cellular Corporation, 7.500%                                                                1,966,580
------------------------------------------------------------------------------------------------------------------------------------
                Total $25 Par (or similar) Securities (cost $588,995,225)                                               604,860,094
                --------------------------------------------------------------------------------------------------------------------

                CONVERTIBLE PREFERRED SECURITIES - 7.8% (5.3% OF TOTAL INVESTMENTS)

                DIVERSIFIED FINANCIAL SERVICES - 0.6%

      154,000   Citigroup Global Markets, 2.000%                                                                          5,906,824

------------------------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED TELECOMMUNICATION SERVICES - 1.4%

      263,200   Alltel Corporation, 7.750%                                                                               13,186,320

------------------------------------------------------------------------------------------------------------------------------------
                ELECTRIC UTILITIES - 3.6%

      266,200   Ameren Corporation, 9.750%                                                                                7,272,584

       10,000   American Electric Power, 9.250%                                                                             429,500

      260,200   Dominion Resources Inc, 8.750%                                                                           13,933,710

       60,000   DTE Energy Company, 8.750%                                                                                1,529,400

       30,000   FPL Group Inc, 8.000%                                                                                     1,681,500

      153,600   Public Service Enterprise Group, 10.250%                                                                  8,540,160

------------------------------------------------------------------------------------------------------------------------------------
                GAS UTILITIES - 1.7%

      299,400   Keyspan Corporation, 8.750%                                                                              15,383,172

------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE EQUIPMENT & SUPPLIES - 0.3%

       54,500   Baxter International Inc, 7.000%                                                                          2,804,025

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - 0.2%

        8,900   PartnerRe Limited, 8.000%                                                                                   451,230

       50,000   XL Capital Limited, 6.500%                                                                                1,196,000
------------------------------------------------------------------------------------------------------------------------------------
                Total Convertible Preferred Securities (cost $69,031,457)                                                72,314,425
                --------------------------------------------------------------------------------------------------------------------

                CAPITAL PREFERRED - HYBRID SECURITIES - 2.9% (2.0% OF TOTAL INVESTMENTS)

                COMMERCIAL BANKS - 1.1%

           10   BBVA Privanza International Gibraltar, 144A, 7.764%                                                      10,350,000

------------------------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED TELECOMMUNICATION SERVICES - 1.8%

       13,250   Centaur Funding Corporation, 144A, Series B, 9.080%                                                      16,728,125
------------------------------------------------------------------------------------------------------------------------------------
                Total Capital Preferred - Hybrid Securities (cost $21,548,162)                                           27,078,125
                --------------------------------------------------------------------------------------------------------------------


                                       16

    PRINCIPAL                                                                                                               MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CAPITAL PREFERRED SECURITIES - 56.3% (38.4% OF TOTAL INVESTMENTS)

                COMMERCIAL BANKS - 39.3%

$      30,000   Abbey National Capital Trust I, 8.963%, 12/30/49                                                       $38,470,020

        9,000   AB Svensk Exportkredit, 6.375%, 10/27/49                                                                 8,811,783

        3,100   AgFirst Farm Credit Bank, 7.300%, 12/15/53                                                               3,118,869

        2,500   Bank of New York Capital I, Series B, 7.970%, 12/31/26                                                   2,747,887

        2,500   Bank One Capital III, 8.750%, 9/01/30                                                                    3,247,885

        2,500   BankAmerica Capital II, Series 2, 8.000%, 12/15/26                                                       2,777,100

        2,000   BankAmerica Institutional Capital Trust, Series B, 7.700%, 12/31/26                                      2,168,926

        1,000   BankAmerica Institutional Trust, 8.070%, 12/31/26                                                        1,116,371

        5,700   BankBoston Capital Trust II, Series B, 7.750%, 12/15/26                                                  6,124,843

        1,000   BanPonce Trust I, Series A, 8.327%, 2/01/27                                                              1,088,053

        7,200   Barclays Bank plc, 144A, 8.550%, 6/15/49                                                                 8,622,950

        6,000   Barnett Capital I, 8.060%, 12/01/26                                                                      6,653,856

        1,500   BNP Paribas Capital Trust, 144A, 9.003%, 12/29/49                                                        1,825,603

        2,000   BT Capital Trust, Series B1, 7.900%, 1/15/27                                                             2,182,920

        1,000   BT Institutional Capital Trust, 144A , Series B, 7.750%, 12/01/26                                        1,072,112

        7,900   BT Preferred Capital Trust II, 7.875%, 2/25/27                                                           8,554,933

        3,000   Centura Capital Trust I, 144A, 8.845%, 6/01/27                                                           3,383,604

        5,000   Chase Capital Trust I, Series A, 7.670%, 12/01/26                                                        5,368,900

        3,000   Corestates Capital Trust I, 144A, 8.000%, 12/15/26                                                       3,325,248

        8,500   Dime Capital Trust I, Series A, 9.330%, 5/06/27                                                          9,956,194

        2,500   Dresdner Funding Trust I, 8.151%, 6/30/31                                                                2,846,440

        1,800   Farm Credit Bank of Texas, 7.561%, 11/05/49                                                              1,824,541

        1,000   First Chicago NBD Institutional Capital, 7.950%, 12/01/26                                                1,090,780

        1,000   First Empire Capital Trust II, 8.277%, 6/01/27                                                           1,116,020

        1,500   First Midwest Bancorp Inc, 6.950%, 12/01/33                                                              1,522,479

       26,463   First Union Institutional Capital Securities, 8.040%, 12/01/26                                          29,415,662

        5,000   Great Western Financial Trust II, Series A, 8.206%, 2/01/27                                              5,479,130

       19,750   HSBC Capital Funding LP, Debt, 10.176%, 6/30/50                                                         28,039,746

        5,750   HSBC Capital Funding LP, 144A, 9.547%, 12/31/49                                                          7,080,199

       19,500   JPM Capital Trust II, 7.950%, 2/01/27                                                                   21,512,224

        5,000   KBC Bank Fund Trust III, 144A, 9.860%, 11/02/49                                                          6,138,045

        2,000   KeyCorp Institutional Capital Trust A, 7.826%, 12/01/26                                                  2,154,060

       11,150   NB Capital Trust II, 7.830%, 12/15/26                                                                   12,267,475

        7,655   Nordbanken AB, 144A, 8.950%, 11/29/49                                                                    9,112,435

        1,000   North Fork Capital Trust I, Capital Securities, 8.700%, 12/15/26                                         1,102,310

        8,000   Peoples Heritage Capital Trust I, Series B, 9.060%, 2/01/27                                              9,079,608

       19,000   PNC Institutional Capital Securities, 7.950%, 12/15/26                                                  20,392,624

       17,500   Reliance Capital Trust I, Series B, 8.170%, 5/01/28                                                     19,350,660

        1,400   Republic New York Capital II, Capital Securities, 7.530%, 12/04/26                                       1,491,229

        1,500   SocGen Real Estate Company LLC, 144A, 7.640%, 12/29/49                                                   1,662,699

        5,000   Sparebanken Rogaland, 144A, Notes, 6.443%, 5/01/49                                                       4,925,000

       23,000   Summit Capital Trust I, Capital Securities, 8.400%, 3/15/27                                             25,695,186

        7,000   UBS Preferred Funding Trust I, 8.622%, 10/29/49                                                          8,338,750


                                       17

                            Nuveen Quality Preferred Income Fund (JTP) (continued)
                                    Portfolio of INVESTMENTS July 31, 2004
    PRINCIPAL                                                                                                               MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                COMMERCIAL BANKS (continued)

$       6,676   Union Planters Capital Trust A, 8.200%, 12/15/26                                                       $ 7,427,624

        4,000   Wachovia Capital Trust I, Capital Securities, 144A, 7.640%, 1/15/27                                      4,273,236

        5,000   Washington Mutual Capital Trust I, 8.375%, 6/01/27                                                       5,574,130

        1,050   Wells Fargo Capital Securities, 7.950%, 12/01/26                                                         1,164,211

        3,000   Zions Institutional Capital Trust, Series A, 8.536%, 12/15/26                                            3,372,963

------------------------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED FINANCIAL SERVICES - 0.2%

        2,000   Keycorp Capital III, 7.750%, 7/15/29                                                                     2,271,356

------------------------------------------------------------------------------------------------------------------------------------
                GAS UTILITIES - 1.5%

        4,000   KN Capital Trust I, Preferred Securities, 8.560%, 4/15/27                                                4,515,368

        8,860   KN Capital Trust III, 7.630%, 4/15/28                                                                    9,414,520

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - 12.5%

        7,570   Ace Capital Trust II, 9.700%, 4/01/30                                                                   10,124,466

        7,500   Berkeley Capital Trust, 8.197%, 12/15/45                                                                 8,081,227

        4,000   MIC Financing Trust I, 8.375%, 2/01/27                                                                   4,363,688

        2,000   RenaissanceRe Capital Trust, 8.540%, 3/01/27                                                             2,229,214

       20,525   SAFECO Capital Trust I, Capital Securities, 8.072%, 7/15/37                                             22,739,626

       26,211   Sun Life Canada Capital Trust, Capital Securities, 8.526%, 5/06/47                                      29,275,773

       35,095   Zurich Capital Trust I, 8.376%, 6/01/37                                                                 39,149,735

------------------------------------------------------------------------------------------------------------------------------------
                OIL & GAS - 2.5%

       20,900   Phillips 66 Capital Trust II, 8.000%, 1/15/37                                                           22,902,324

------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE - 0.3%

        3,000   Mangrove Bay, 144A, Class 3, 6.102%, 7/15/33                                                             2,992,008
------------------------------------------------------------------------------------------------------------------------------------
                Total Capital Preferred Securities (cost $500,148,511)                                                 522,126,828
                --------------------------------------------------------------------------------------------------------------------

                CAPITAL PREFERRED - EURO-MARKET LISTED SECURITIES - 8.2% (5.6% OF TOTAL INVESTMENTS)

                COMMERCIAL BANKS - 7.3%

        3,000   BNP Paribas Capital Trust, 7.200%, 12/31/49                                                              3,102,873

       10,750   C.A. Preferred Funding Trust, 7.000%, 1/30/49                                                           10,844,299

        2,750   C.A. Preferred Fund Trust II, 7.000%, 10/30/49                                                           2,781,850

       25,500   HBOS Capital Funding LP, Notes, 6.850%, 3/01/49                                                         25,607,151

        8,850   Lloyds TSB Bank plc, Subordinate Note, 6.900%, 11/22/49                                                  9,024,601

       17,000   RBS Capital Trust B, 6.800%, 12/31/49                                                                   17,106,199

------------------------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED FINANCIAL SERVICES - 0.9%

        8,100   Old Mutual Capital Funding, Notes, 8.000%, 6/22/53                                                       8,079,231
------------------------------------------------------------------------------------------------------------------------------------
                Total Capital Preferred - Euro-Market Listed Securities (cost $78,983,079)                              76,546,204
                --------------------------------------------------------------------------------------------------------------------

                CORPORATE BONDS - 4.5% (3.1% OF TOTAL INVESTMENTS)

                AUTOMOBILES - 4.5%

        5,000   Ford Motor Company, 8.900%, 1/15/32                                                                      5,428,780

        3,400   Ford Motor Company, 7.400%, 11/1/46                                                                      3,073,308

        5,700   Ford Motor Company, 7.700%, 5/15/97                                                                      5,221,012


                                       18

    PRINCIPAL                                                                                                               MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                AUTOMOBILES (continued)

$       2,760   General Motors Corporation, Senior Debentures, 8.375%, 7/15/33                                         $ 2,893,510

       24,500   General Motors Acceptance Corporation, Notes, 8.000%, 11/01/31                                          24,947,665

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - 0.0%

          500   Zurich Reinsurance Centre Holdings Inc, Senior Notes, 7.125%, 10/15/23                                     438,375
------------------------------------------------------------------------------------------------------------------------------------
                Total Corporate Bonds (cost $38,496,312)                                                                42,002,650
                --------------------------------------------------------------------------------------------------------------------

                REPURCHASE AGREEMENTS - 1.7% (1.2% OF TOTAL INVESTMENTS)

$      15,837   State Street Bank, 1.250%, dated 7/30/04, due 8/02/04, repurchase price $15,838,344,                    15,836,694
                 collateralized by $14,520,000 U.S. Treasury Bonds, 6.000%, due 2/15/26, value $16,153,500
=============   --------------------------------------------------------------------------------------------------------------------
                Total Repurchase Agreements (cost $15,836,694)                                                          15,836,694
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $1,313,039,440) - 146.7%                                                     1,360,765,020
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.7%                                                                     7,126,952
                --------------------------------------------------------------------------------------------------------------------
                FundPreferred Shares, at Liquidation Value - (47.4)%                                                  (440,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $927,891,972
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (a)  Security is eligible for the Dividends Received
                         Deduction.

                   144A 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

                (CORTS)  Corporate Backed Trust Securities.

                (PCARS)  Public Credit and Repackaged Securities.

              (SATURNS)  Structured Asset Trust Unit Repackaging.

                                 See accompanying notes to financial statements.

                            Nuveen Quality Preferred Income Fund 2 (JPS)
                            Portfolio of
                                    INVESTMENTS July 31, 2004
                                                                                                                            MARKET
       SHARES   DESCRIPTION(1)                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                $25 PAR (OR SIMILAR) SECURITIES - 65.0% (45.5% OF TOTAL INVESTMENTS)


                AUTOMOBILES - 0.1%

       38,000   Ford Motor Company, Series F, 8.000% (CORTS)                                                           $   965,200

       14,500   Ford Motor Company, 0.000%                                                                                 369,895

------------------------------------------------------------------------------------------------------------------------------------
                AUTO COMPONENTS - 1.4%

      916,800   Delphi Trust I, 8.250%                                                                                  23,607,600

       45,100   Magna International Inc., Series B, 8.875%                                                               1,140,579

------------------------------------------------------------------------------------------------------------------------------------
                BEVERAGES - 0.1%

      106,100   Grand Metropolitan Delaware LP, 9.420%                                                                   2,697,062

------------------------------------------------------------------------------------------------------------------------------------
                COMMERCIAL BANKS - 13.0%

      152,060   ASBC Capital I, 7.625%                                                                                   4,044,796

      135,900   BAC Capital Trust I, 7.000%                                                                              3,517,092

      168,500   BAC Capital Trust II, 7.000%                                                                             4,355,725

      218,300   BAC Capital Trust III, 7.000%                                                                            5,715,094

      680,000   Banco Santander SA, 144A, 6.410%                                                                        16,549,840

       38,600   Banco Totta & Acores Finance, Series A, 8.875%                                                             996,362

       81,600   BancWest Capital I, 9.500%                                                                               2,231,760

      621,000   Banesto Holdings, Series A, 144A, 10.500%                                                               19,115,187

        9,400   Bank One Capital I, 8.000%                                                                                 240,828

       85,800   Bank One Capital II, 8.500%                                                                              2,314,884

      198,500   Bank One Capital Trust VI, 7.200%                                                                        5,161,000

       47,400   Bank One Capital V, 8.000%                                                                               1,265,580

       55,400   BankNorth Capital Trust II, 8.000%                                                                       1,471,424

       42,900   BBVA Preferred Capital Ltd., Series B, 7.750%                                                            1,128,270

      340,500   BCH Capital Ltd., Series B, 9.430%                                                                       9,093,052

       19,300   BNY Capital Trust IV, Series E, 6.875%                                                                     485,974

       29,200   BNY Capital Trust V, Series F, 5.950%                                                                      697,004

      446,100   BSCH Finance Ltd., Series Q, 8.625%                                                                     11,821,650

       73,800   Chase Capital Trust VIII, Series H, 8.300%                                                               1,952,010

      104,200   Chittenden Capital Trust I, 8.000%                                                                       2,755,048

       33,200   CIT Group Incorporated, 7.750% (CORTS)                                                                     913,000

        1,800   Citigroup Capital Trust IX, 6.000%                                                                          43,650

       32,300   Citigroup Capital Trust VI, 6.875%                                                                         814,283

      217,800   Citigroup Capital Trust VII, 7.125%                                                                      5,702,004

      396,700   Citigroup Capital Trust VIII, 6.950%                                                                    10,222,959

       36,900   Citigroup Inc., Series H, 6.231% (a)                                                                     1,894,815

      225,500   Cobank ABC, 144A, 7.000% (a)                                                                            11,996,600

      239,700   Comerica Capital Trust I, 7.600%                                                                         6,328,080

      380,125   Compass Capital Trust III, 7.350%                                                                        9,925,063


                                       20

                                                                                                                            MARKET
       SHARES   DESCRIPTION(1)                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COMMERCIAL BANKS (continued)

       24,300   CSFB USA, Series 2002-10, 7.000% (SATURNS)                                                             $   619,650

       50,335   Espirito Santo Overseas, 8.500%                                                                          1,294,555

       85,800   Fannie Mae, 5.125% (a)                                                                                   3,837,405

       63,300   First Union Capital II, Series II, 7.500% (CORTS)                                                        1,652,130

       31,300   First Union Institutional Capital II, 8.200% (CORTS)                                                       878,747

      128,300   Fleet Capital Trust VI, 8.800%                                                                           3,416,629

       16,800   Harris Preferred Capital Corporation, Series A, 7.375%                                                     423,696

       43,900   HSBC USA Inc., Series F, 2.860% (a)                                                                      2,227,925

       10,600   JPM Capital Trust I, Series 2001-1, Class A-1, 7.850% (CORTS)                                              282,914

       88,300   JPM Capital Trust, 7.200% (CORTS)                                                                        2,261,363

      221,100   JPMorgan Chase Capital Trust IX, Series I, 7.500%                                                        5,876,838

      113,100   JPMorgan Chase Capital Trust X, 7.000%                                                                   2,951,910

       49,600   JPMorgan Chase Trust, Series 2002-6, Class A, 7.125% (SATURNS)                                           1,270,256

       34,400   KeyCorp, 7.500% (PCARS)                                                                                    889,412

       30,400   KeyCorp, Series 2001-7, 7.750% (CORTS)                                                                     788,272

       91,300   KeyCorp, Series B, 8.250% (CORTS)                                                                        2,382,930

      239,800   National Commerce Capital Trust II, 7.700%                                                               6,342,710

      112,200   National Westminster Bank plc, Series A, 7.875%                                                          2,863,344

       38,100   Regions Finance Trust I, 8.000%                                                                            997,458

      135,800   SunTrust Capital Trust IV, 7.125%                                                                        3,524,010

      107,600   SunTrust Capital Trust V, 7.050%                                                                         2,791,144

      658,100   USB Capital Trust III, 7.750%                                                                           17,439,650

      219,700   USB Capital Trust IV, 7.350%                                                                             5,778,110

       85,000   USB Capital Trust V, 7.250%                                                                              2,231,250

       90,800   VNB Capital Trust I, 7.750%                                                                              2,404,384

       41,400   Washington Mutual Capital Trust I, Series 2001-22, Class A-1, 7.650% (CORTS)                             1,068,120

        5,100   Well Fargo Capital Trust IX, 5.625%                                                                        115,158

       16,700   Wells Fargo Capital Trust IV, 7.000%                                                                       436,037

      120,500   Wells Fargo Capital Trust V, 7.000%                                                                      3,122,155

       25,700   Wells Fargo Capital Trust VI, 6.950%                                                                       663,574

      539,200   Zions Capital Trust B, 8.000%                                                                           14,493,696

------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER FINANCE - 1.8%

      528,700   Household Capital Trust V, Series X, 10.000%                                                            14,169,160

      620,196   Household Capital Trust VI, 8.250%                                                                      16,515,819

       61,200   Household Capital Trust VII, 7.500%                                                                      1,618,128

------------------------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED FINANCIAL SERVICES - 6.1%

      101,400   Bear Stearns Capital Trust III, 7.800%                                                                   2,671,890

       40,490   Citigroup Inc., Series M, 5.864% (a)                                                                     2,039,683

    1,043,000   Countrywide Capital Trust IV, 6.750%                                                                    26,022,850

       80,000   Federal Home Loan Mortgage Corporation, 5.000% (a)                                                       3,400,000

      464,746   General Electric Capital Corporation, 6.100%                                                            11,781,311

      199,700   General Electric Capital Corporation, 6.625%                                                             5,240,128

      360,600   Household Finance Corporation, 6.875%                                                                    9,317,904


                                       21


                            Nuveen Quality Preferred Income Fund 2 (JPS) (continued)
                                    Portfolio of INVESTMENTS July 31, 2004
                                                                                                                            MARKET
       SHARES   DESCRIPTION(1)                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED FINANCIAL SERVICES (continued)

      278,100   Lehman Brothers Holdings Capital Trust III, Series K, 6.375%                                           $ 6,910,785

      102,900   Lehman Brothers Holdings Capital Trust IV, Series L, 6.375%                                              2,528,253

       42,000   Lehman Brothers Holdings Inc., Series C, 5.940% (a)                                                      2,032,800

      117,500   Merrill Lynch Capital Trust II, 8.000%                                                                   3,219,500

      156,200   Merrill Lynch Capital Trust, 7.000%                                                                      4,050,266

       77,800   Merrill Lynch Preferred Capital Trust IV, 7.120%                                                         2,035,248

      131,200   Merrill Lynch Preferred Capital Trust V, 7.280%                                                          3,459,744

      103,500   Merrill Lynch Preferred Capital Trust, 7.750%                                                            2,773,800

      122,608   Morgan Stanley Capital Trust II, 7.250%                                                                  3,163,286

      455,000   Morgan Stanley Capital Trust III, 6.250%                                                                11,193,000

      380,000   Morgan Stanley Capital Trust IV, 6.250%                                                                  9,329,000

       10,000   Morgan Stanley Capital Trust V, 5.750%                                                                     232,000

       43,000   Morgan Stanley, 7.050% (PPLUS)                                                                           1,112,410

------------------------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%

        4,000   BellSouth Capital Funding Corporation, 7.375%                                                              100,000

        9,800   BellSouth Corporation, 7.125%                                                                              250,341

       10,100   BellSouth Inc., 7.000% (CORTS)                                                                             254,116

        3,000   BellSouth Telecommunications, 7.300% (PPLUS)                                                                77,610

       31,800   SBC Communications Inc., 7.000%                                                                            830,298

       17,500   Verizon Communications, 7.625% (CORTS)                                                                     461,125

       55,200   Verizon Global Funding Corporation, 7.500% (SATURNS)                                                     1,472,184

        4,000   Verizon South Inc., Series F, 7.000%                                                                       103,720

------------------------------------------------------------------------------------------------------------------------------------
                ELECTRIC UTILITIES - 4.7%

      189,500   Alabama Power Company, 5.830% (a)                                                                        4,680,650

       17,200   Consolidated Edison Company of New York Inc., 7.500%                                                       460,100

        1,000   Detroit Edison Company, 7.540%                                                                              25,240

        9,500   Detroit Edison Company, 7.625%                                                                             240,350

       92,500   Dominion CNG Capital Trust I, 7.800%                                                                     2,417,025

       46,200   Dominion Resources Capital Trust II, 8.400%                                                              1,225,224

       27,400   DTE Energy Trust I, 7.800%                                                                                 718,702

        5,500   Entergy Arkansas Inc., 6.700%                                                                              143,220

       49,000   Entergy Louisiana Inc., 7.600%                                                                           1,290,170

    1,298,000   Entergy Mississippi Inc., 7.250%                                                                        33,488,400

        3,000   Georgia Power Capital Trust V, 7.125%                                                                       78,180

      942,120   Interstate Power & Light Company, Series B, 8.375% (a)                                                  30,336,264

       41,000   OGE Energy Capital Trust I, 8.375%                                                                       1,045,500

       51,000   Public Service Company of Oklahoma, Series B, 6.000%                                                     1,278,570

       56,700   Tennessee Valley Authority, Series D, 6.750%                                                             1,388,583

      254,000   Virginia Power Capital Trust, 7.375%                                                                     6,642,100

------------------------------------------------------------------------------------------------------------------------------------
                FOOD PRODUCTS - 0.7%

      125,000   Dairy Farmers of America Inc., 144A, 7.875% (a)                                                         12,789,062


                                       22

                                                                                                                            MARKET
       SHARES   DESCRIPTION(1)                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                GAS UTILITIES - 0.3%

       51,700   AGL Capital Trust II, 8.000%                                                                           $ 1,343,683

      151,900   TransCanada Pipeline, 8.250%                                                                             3,867,374

------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE PROVIDERS & SERVICES - 0.1%

       53,700   Aetna Incorporated, 8.500%                                                                               1,443,993

------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIAL CONGLOMERATES - 0.0%

       16,000   Philadelphia Authority for Industrial Development, Pennsylvania, Pension, 6.550%                           400,000

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - 18.5%

      972,600   Ace Ltd., Series C, 7.800%                                                                              25,880,886

       24,800   AMBAC Financial Group Inc., 5.950%                                                                         580,816

       33,900   American General Capital III, 8.050%                                                                       915,300

       28,200   American General Capital Trust I, 7.875%                                                                   714,588

    1,506,600   Converium Finance, 8.250%                                                                               35,616,024

      472,557   Delphi Financial Group Inc., 8.000%                                                                     12,168,342

    2,827,000   EverestRe Group Limited, 7.850%                                                                         75,311,280

       43,400   Financial Security Assurance Holdings, 6.875%                                                            1,111,040

      693,000   Financial Security Assurance Holdings, 6.250%                                                           17,047,800

       25,900   Great-West L&A Capital Trust I, Series A, 7.250%                                                           651,903

      247,600   Hartford Capital Trust III, Series C, 7.450%                                                             6,499,500

       55,900   Hartford Life Capital Trust II, Series B, 7.625%                                                         1,464,021

       63,600   ING Capital Funding Trust II, 9.200%                                                                     1,703,208

        5,000   ING Groep NV, 6.200%                                                                                       122,000

    1,406,955   ING Group NV, 7.050%                                                                                    36,200,952

    1,476,400   ING Group NV, 7.200%                                                                                    38,578,332

       77,000   Lincoln National Capital Trust V, Series E, 7.650%                                                       2,035,110

       34,000   Lincoln National Capital Trust VI, 6.750%                                                                  851,700

       22,200   MBIA Inc., 8.000%                                                                                          609,390

          200   Metlife Inc., 5.875%                                                                                         4,830

      449,720   PartnerRe Limited, Series C, 6.750%                                                                     11,153,056

      232,381   PartnerRe Limited, 7.900%                                                                                6,146,477

       96,200   PLC Capital Trust III, 7.500%                                                                            2,506,972

      440,940   PLC Capital Trust IV, 7.250%                                                                            11,486,487

        3,700   PLC Capital Trust V, 6.125%                                                                                 84,730

      304,360   RenaissanceRe Holdings Ltd., Series A, 8.100%                                                            8,099,019

      138,400   RenaissanceRe Holdings Ltd., Series B, 7.300%                                                            3,646,840

       10,400   SafeCo Capital Trust I, 8.750% (CORTS)                                                                     302,640

       78,900   SafeCo Capital Trust I, 8.700% (CORTS)                                                                   2,086,905

       59,700   SafeCo Capital Trust I, Series 2001-4, 8.750% (CORTS)                                                    1,564,737

       63,200   Torchmark Capital Trust I, 7.750%                                                                        1,653,944

       16,300   W.R. Berkley, 8.250% (CORTS)                                                                               423,637

      558,900   XL Capital Ltd., Series A, 8.000%                                                                       15,140,601

      537,617   XL Capital Ltd., Series B, 7.625%                                                                       14,284,483

------------------------------------------------------------------------------------------------------------------------------------
                MEDIA - 0.1%

       76,900   Viacom Inc., 7.300%                                                                                      2,011,704


                                       23


                            Nuveen Quality Preferred Income Fund 2 (JPS) (continued)
                                    Portfolio of INVESTMENTS July 31, 2004
                                                                                                                            MARKET
       SHARES   DESCRIPTION(1)                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MULTI-UTILITIES & UNREGULATED POWER - 0.2%

      108,000   Energy East Capital Trust I, 8.250%                                                                    $ 2,820,960

------------------------------------------------------------------------------------------------------------------------------------
                OIL & GAS - 1.0%

       51,500   EnCana Corporation, 9.500%                                                                               1,315,310

      694,511   Nexen Inc., 7.350%                                                                                      17,814,207

------------------------------------------------------------------------------------------------------------------------------------
                PHARMACEUTICALS - 0.1%

       14,500   Bristol Myers Squibb Company, 6.250% (CORTS)                                                               371,925

       87,800   Rhone-Poulenc Overseas, Series A, 8.125%                                                                 2,243,290

------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE - 14.4%

       15,700   Archstone-Smith Trust, Series D, 8.750%                                                                    395,640

       93,900   AvalonBay Communities, Inc., Series H, 8.700%                                                            2,601,969

       13,300   BRE Properties, Series B, 8.080%                                                                           348,792

       38,500   BRE Properties, Series C, 6.750%                                                                           916,300

    1,002,995   CarrAmerica Realty Corporation, Series E, 7.500%                                                        25,696,731

      115,000   Developers Diversified Realty Corporation, Series H, 7.375%                                              2,838,200

      279,800   Developers Diversified Realty Corporation, Series G, 8.000%                                              7,288,790

      101,000   Developers Diversified Realty Corporation, Series F, 8.600%                                              2,696,700

      200,650   Duke-Weeks Realty Corporation, Series B, 7.990%                                                         10,941,705

       38,600   Duke-Weeks Realty Corporation, Series I, 8.450%                                                          1,022,128

      299,900   Equity Office Properties Trust, Series G, 7.750%                                                         7,809,396

       40,000   Equity Residential Properties Trust, Series C, 9.125%                                                    1,094,000

       63,250   Equity Residential Properties Trust, Series D, 8.600%                                                    1,745,700

        1,000   Equity Residential Properties Trust, Series N, 6.480%                                                       23,800

       88,800   Equity Residential Properties Trust, 9.125%                                                              2,362,080

       18,600   First Industrial Realty Trust, Inc., Series C, 8.625%                                                      498,480

       31,900   Gables Residential Trust, Series D, 7.500%                                                                 838,970

      219,600   HRPT Properties Trust, Series A, 9.875%                                                                  5,845,752

    1,539,125   HRPT Properties Trust, Series B, 8.750%                                                                 40,894,551

      153,000   Kimco Realty Corporation, Series F, 6.650%                                                               3,878,550

      147,350   New Plan Excel Realty Trust, Series D, 7.800%                                                            7,763,503

      768,000   New Plan Excel Realty Trust, Series E, 7.625%                                                           19,806,720

       91,728   Prologis Trust, Series G, 6.750%                                                                         2,219,817

      103,000   PS Business Parks Inc., Series I, 6.875%                                                                 2,398,870

      104,470   PS Business Parks Inc., Series H, 7.000%                                                                 2,444,598

        5,000   Public Storage Inc., Series A, 6.125%                                                                      113,100

        5,000   Public Storage Inc., Series D, 9.500%                                                                      129,750

       13,000   Public Storage Inc., Series F, 9.750%                                                                      341,250

       14,200   Public Storage Inc., Series M, 8.750%                                                                      358,266

       63,700   Public Storage Inc., Series Q, 8.600%                                                                    1,686,139

      181,195   Public Storage Inc., Series R, 8.000%                                                                    4,749,120

       38,300   Public Storage Inc., Series S, 7.875%                                                                    1,003,077

       81,165   Public Storage Inc., Series T, 7.625%                                                                    2,097,303

       88,900   Public Storage Inc., Series U, 7.625%                                                                    2,309,622

      142,300   Public Storage Inc., Series V, 7.500%                                                                    3,728,260


                                       24

                                                                                                                            MARKET
       SHARES   DESCRIPTION(1)                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE (continued)

       32,900   Public Storage Inc., Series Z, 6.250%                                                                  $   769,531

      300,000   Regency Centers Corporation, 7.450%                                                                      7,725,000

        5,000   Renaissance Holdings Limited, Series C, 6.080%                                                             113,950

       34,500   Simon Property Group, Inc., Series F, 8.750%                                                               931,500

      326,041   Simon Property Group, Inc., Series G, 7.890%                                                            17,254,089

       40,700   Vornado Realty Trust, Series C, 8.500%                                                                   1,045,990

    2,461,900   Wachovia Preferred Funding Corporation, Series A, 7.250%                                                65,757,349

------------------------------------------------------------------------------------------------------------------------------------
                SPECIALTY RETAIL - 0.0%

       16,500   Sherwin Williams Company, Series III, 7.250% (CORTS)                                                       422,070

------------------------------------------------------------------------------------------------------------------------------------
                WIRELESS TELECOMMUNICATION SERVICES - 2.2%

      154,900   Telephone and Data Systems Inc., 7.600%                                                                  4,045,988

    1,315,700   United States Cellular Corporation, 8.750%                                                              36,379,105

        2,000   Verizon Communications, 7.375% (CORTS)                                                                      51,680
------------------------------------------------------------------------------------------------------------------------------------
                Total $25 Par (or similar) Securities (cost $1,150,720,481)                                          1,189,136,378
                --------------------------------------------------------------------------------------------------------------------

                CONVERTIBLE PREFERRED SECURITIES - 7.1% (5.0% OF TOTAL INVESTMENTS)

                DIVERSIFIED FINANCIAL SERVICES - 0.4%

      210,000   Citigroup Global Markets, 2.000%                                                                         8,054,760

------------------------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED TELECOMMUNICATION SERVICES - 1.5%

      546,000   Alltel Corporation, 7.750%                                                                              27,354,600

------------------------------------------------------------------------------------------------------------------------------------
                ELECTRIC UTILITIES - 3.3%

      357,900   Ameren Corporation, 9.750%                                                                               9,777,828

       22,100   American Electric Power, 9.250%                                                                            949,195

      468,500   Dominion Resources Inc., 8.750%                                                                         25,088,175

      126,500   FPL Group Inc., 8.000%                                                                                   7,090,325

      334,500   Public Service Enterprise Group, 10.250%                                                                18,598,200

------------------------------------------------------------------------------------------------------------------------------------
                GAS UTILITIES - 1.3%

      452,500   Keyspan Corporation, 8.750%                                                                             23,249,450

------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE EQUIPMENT & SUPPLIES - 0.4%

      128,600   Baxter International Inc., 7.000%                                                                        6,616,470

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - 0.2%

       16,100   PartnerRe Limited, 8.000%                                                                                  816,270

       69,700   PMI Group Inc., 5.875%                                                                                   1,836,595

       23,000   XL Capital Limited, 6.500%                                                                                 550,160
------------------------------------------------------------------------------------------------------------------------------------
                Total Convertible Preferred Securities (cost $120,025,473)                                             129,982,028
                --------------------------------------------------------------------------------------------------------------------

                CAPITAL PREFERRED - HYBRID SECURITIES - 4.5% (3.2% OF TOTAL INVESTMENTS)

                COMMERCIAL BANKS - 1.4%

          240   Union Planters Preferred Fund, 144A, 7.750%                                                             25,417,512
------------------------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED TELECOMMUNICATION SERVICES - 3.1%

       45,250   Centaur Funding Corporation, 144A, Series B, 9.080%                                                     57,128,125
------------------------------------------------------------------------------------------------------------------------------------
                Total Capital Preferred - Hybrid Securities (cost $62,797,088)                                          82,545,637
                --------------------------------------------------------------------------------------------------------------------


                                       25


                            Nuveen Quality Preferred Income Fund 2 (JPS) (continued)
                                    Portfolio of INVESTMENTS July 31, 2004
    PRINCIPAL                                                                                                               MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CAPITAL PREFERRED SECURITIES - 54.0% (37.9% OF TOTAL INVESTMENTS)

                COMMERCIAL BANKS - 38.0%

$      62,474   Abbey National Capital Trust I, 8.963%, 12/30/49                                                       $80,112,534

       19,000   AB Svensk Exportkredit, 6.375%, 10/27/49                                                                18,602,653

        7,400   AgFirst Farm Credit Bank, 7.300%, 12/15/53                                                               7,445,043

       15,000   Ahmanson Capital Trust I, 8.360%, 12/01/26                                                              16,682,685

       15,000   ABN AMRO North America Holding Capital, 144A, 6.523%, 12/31/49                                          16,037,445

        6,500   Bank One Capital III, 8.750%, 9/01/30                                                                    8,444,501

        4,780   BankAmerica Institutional Trust, 8.070%, 12/31/26                                                        5,336,253

       26,355   BankBoston Capital Trust I, Series B, 8.250%, 12/15/26                                                  29,723,274

        3,031   BankBoston Capital Trust II, Series B, 7.750%, 12/15/26                                                  3,256,912

        4,000   BanPonce Trust I, Series A, 8.327%, 2/01/27                                                              4,352,212

       36,000   Barclays Bank plc, 144A, 8.550%, 6/15/49                                                                43,114,752

        5,300   Barnett Capital I, 8.060%, 12/01/26                                                                      5,877,572

        1,000   BNP Paribas Capital Trust, 144A, 9.003%, 12/29/49                                                        1,217,069

        4,000   BT Capital Trust, Series B1, 7.900%, 1/15/27                                                             4,365,840

        2,000   BT Institutional Capital Trust B, 144A, 7.750%, 12/01/26                                                 2,144,224

          500   BT Preferred Capital Trust II, 7.875%, 2/25/27                                                             541,451

        7,750   Chase Capital Trust I, Series A, 7.670%, 12/01/26                                                        8,321,795

        2,229   Corestates Capital Trust I, 144A, 8.000%, 12/15/26                                                       2,470,659

       11,825   Dime Capital Trust I, Series A, 9.330%, 5/06/27                                                         13,850,823

        7,500   Dresdner Funding Trust I, 8.151%, 6/30/31                                                                8,539,320

        3,500   Farm Credit Bank of Texas, 7.561%, 11/05/49                                                              3,547,719

        5,000   FBS Capital Trust I, 8.090%, 11/15/26                                                                    5,591,335

        3,500   First Chicago NBD Institutional Capital, 7.950%, 12/01/26                                                3,817,730

        1,500   First Empire Capital Trust I, 8.234%, 2/01/27                                                            1,653,639

        4,850   First Hawaiian Capital Trust I, Series B, 8.343%, 7/01/27                                                5,437,592

        1,500   First Midwest Bancorp Inc., 6.950%, 12/01/33                                                             1,522,479

       17,095   First Union Capital Trust II, Series A, 7.950%, 11/15/29                                                20,586,875

       22,080   Fleet Capital Trust II, 7.920%, 12/11/26                                                                24,012,264

       10,000   Goldman Sachs Group Inc., 6.345%, 2/15/34                                                                9,612,190

       13,000   Great Western Financial Trust II, Series A, 8.206%, 2/01/27                                             14,245,738

        8,000   HSBC Capital Funding LP, Debt, 10.176%, 6/30/50                                                         11,357,872

        2,400   HSBC Capital Funding LP, 144A, 9.547%, 12/31/49                                                          2,955,213

        3,600   JPM Capital Trust I, 7.540%, 1/15/27                                                                     3,847,996

       22,085   JPM Capital Trust II, 7.950%, 2/01/27                                                                   24,363,973

       32,000   KBC Bank Fund Trust III, 144A, 9.860%, 11/02/49                                                         39,283,488

        2,500   KeyCorp Institutional Capital Trust A, 7.826%, 12/01/26                                                  2,692,575

       25,000   M&I Capital Trust A, 7.650%, 12/01/26                                                                   26,818,050

       25,000   Mellon Capital Trust I, Series A, 7.720%, 12/01/26                                                      27,133,475

       19,500   NB Capital Trust II, 7.830%, 12/15/26                                                                   21,454,329

       14,000   Nordbanken AB, 144A, 8.950%, 11/29/49                                                                   16,665,460

        2,000   North Fork Capital Trust I, Capital Securities, 8.700%, 12/15/26                                         2,204,620

        8,000   North Fork Capital Trust II, 8.000%, 12/15/27                                                            8,982,672

        2,000   Peoples Heritage Capital Trust I, Series B, 9.060%, 2/01/27                                              2,269,902


                                       26

    PRINCIPAL                                                                                                               MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COMMERCIAL BANKS (continued)

$      33,085   PNC Institutional Capital Securities, 7.950%, 12/15/26                                                 $35,509,998

        8,000   Reliance Capital Trust I, Series B, 8.170%, 5/01/28                                                      8,846,016

          500   Republic New York Capital II, Capital Securities, 7.530%, 12/04/26                                         532,582

        1,250   Royal Bank of Scotland Group plc, 7.648%, 8/31/49                                                        1,426,525

       17,500   Royal Bank of Scotland Group plc, 9.118%, 3/31/49                                                       21,186,655

        1,500   SocGen Real Estate Company LLC, 144A, 7.640%, 12/29/49                                                   1,662,699

        5,000   Sparebanken Rogaland, 144A, Notes, 6.443%, 5/01/49                                                       4,925,000

        9,000   St. George Funding Company LLC., 8.485%, 6/30/47                                                        10,329,417

        3,240   State Street Institutional Capital Trust, 144A, 7.940%, 12/30/26                                         3,577,698

       21,000   UBS Preferred Funding Trust I, 8.622%, 10/29/49                                                         25,016,250

        7,500   Union Planters Capital Trust A, 8.200%, 12/15/26                                                         8,344,395

        1,000   Wells Fargo Capital I, 7.960%, 12/15/26                                                                  1,109,997

       10,000   Zions Institutional Capital Trust, Series A, 8.536%, 12/15/26                                           11,243,210

------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER FINANCE - 1.6%

        8,595   Countrywide Capital Trust I, 8.000%, 12/15/26                                                            9,153,434

       18,460   Countrywide Capital Trust III, Series B, 8.050%, 6/15/27                                                20,928,212

------------------------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED FINANCIAL SERVICES - 0.5%

        8,000   Keycorp Capital III, 7.750%, 7/15/29                                                                     9,085,424

------------------------------------------------------------------------------------------------------------------------------------
                GAS UTILITIES - 0.6%

       10,750   KN Capital Trust III, 7.630%, 4/15/28                                                                   11,422,810

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - 12.7%

       14,280   Ace Capital Trust II, 9.700%, 4/01/30                                                                   19,098,728

       28,000   American General Institutional Capital, 8.125%, 3/15/46                                                 34,798,904

       10,000   Berkeley Capital Trust, 8.197%, 12/15/45                                                                10,774,970

        6,000   MIC Financing Trust I, 8.375%, 2/01/27                                                                   6,545,532

       10,000   RenaissanceRe Capital Trust, Series B, 8.540%, 3/01/27                                                  11,146,070

       38,777   SAFECO Capital Trust I, Capital Securities, 8.072%, 7/15/37                                             42,960,999

       51,700   Sun Life Canada Capital Trust, Capital Securities, 8.526%, 5/06/47                                      57,745,125

       44,515   Zurich Capital Trust I, 8.376%, 6/01/37                                                                 49,658,085

------------------------------------------------------------------------------------------------------------------------------------
                OIL & GAS - 0.4%

        7,355   Phillips 66 Capital Trust II, 8.000%, 1/15/37                                                            8,059,645

------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE - 0.2%

        3,000   Mangrove Bay, 144A, Class 3, 6.102%, 7/15/33                                                             2,992,008
------------------------------------------------------------------------------------------------------------------------------------
                Total Capital Preferred Securities (cost $945,632,809)                                                 988,574,591
                --------------------------------------------------------------------------------------------------------------------

                CAPITAL PREFERRED - EURO-MARKET LISTED SECURITIES - 6.0% (4.2% OF TOTAL INVESTMENTS)

                COMMERCIAL BANKS - 5.2%

        1,500   BNP Paribas Capital Trust, 7.200%, 12/31/49                                                              1,551,436

       17,600   C.A. Preferred Funding Trust, 7.000%, 1/30/49                                                           17,754,387

        6,000   C.A. Preferred Fund Trust II, 7.000%, 10/30/49                                                           6,069,492

       44,010   HBOS Capital Funding LP, Notes, 6.850%, 3/01/49                                                         44,194,930

       13,500   Lloyds TSB Bank plc, Subordinate Note, 6.900%, 11/22/49                                                 13,766,341

       12,600   RBS Capital Trust B, 6.800%, 12/31/49                                                                   12,678,712


                                       27


                            Nuveen Quality Preferred Income Fund 2 (JPS) (continued)
                                    Portfolio of INVESTMENTS July 31, 2004

    PRINCIPAL                                                                                                               MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                DIVERSIFIED FINANCIAL SERVICES - 0.8%

$      13,800   Old Mutual Capital Funding, Notes, 8.000%, 6/22/53                                                    $ 13,764,616
------------------------------------------------------------------------------------------------------------------------------------
                Total Capital Preferred - Euro-Market Listed Securities (cost $113,195,529)                            109,779,914
                --------------------------------------------------------------------------------------------------------------------

                CORPORATE BONDS - 4.8% (3.4% OF TOTAL INVESTMENTS)

                AUTOMOBILES - 4.7%

       21,500   Ford Motor Company, Debenture, 7.400%, 11/01/46                                                         19,434,157

        7,525   Ford Motor Company, 8.900%, 1/15/32                                                                      8,170,300

        4,000   Ford Motor Company, 7.450%, 7/16/31                                                                      3,815,080

          600   General Motors Corporation, Senior Debentures, 8.375%, 7/15/33                                             629,034

       52,860   General Motors Acceptance Corporation, Notes, 8.000%, 11/01/31                                          53,825,857

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - 0.1%

        2,000   Zurich Reinsurance Centre Holdings Inc, Senior Notes, 7.125%, 10/15/23                                   1,753,484
------------------------------------------------------------------------------------------------------------------------------------
                Total Corporate Bonds (cost $80,260,756)                                                                87,627,912
                --------------------------------------------------------------------------------------------------------------------

                REPURCHASE AGREEMENTS - 1.1% (0.8% OF TOTAL INVESTMENTS)

$      20,597   State Street Bank, 1.250%, dated 7/30/04, due 8/02/04, repurchase price $24,598,701,                    20,596,556
                 collateralized by $18,885,000 U.S. Treasury Bonds, 6.000%, due 2/15/26, value $21,009,563
=============   --------------------------------------------------------------------------------------------------------------------
                Total Repurchase Agreements (cost $20,596,556)                                                          20,596,556
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $2,493,228,692) - 142.5%                                                     2,608,243,016
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.2%                                                                    22,634,919
                --------------------------------------------------------------------------------------------------------------------
                FundPreferred Shares, at Liquidation Value - (43.7)%                                                  (800,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                       $1,830,877,935
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (a)  Security is eligible for the Dividends Received
                         Deduction.

                   144A 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

                (CORTS)  Corporate Backed Trust Securities.

                (PCARS)  Public Credit and Repackaged Securities.

                (PPLUS)  PreferredPlus Trust.

              (SATURNS)  Structured Asset Trust Unit Repackaging.

                                 See accompanying notes to financial statements.


                            Nuveen Quality Preferred Income Fund 3 (JHP)
                            Portfolio of
                                    INVESTMENTS July 31, 2004
                                                                                                                            MARKET
       SHARES   DESCRIPTION(1)                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                $25 PAR(OR SIMILAR) SECURITIES - 73.0% (50.0% OF TOTAL INVESTMENTS)

                AUTO COMPONENTS - 1.1%

      132,800   Delphi Trust I, 8.250%                                                                                 $ 3,419,600

       14,000   Magna International Inc., Series B, 8.875%                                                                 354,060

------------------------------------------------------------------------------------------------------------------------------------
                BEVERAGES - 0.3%

       45,000   Grand Metropolitan Delaware LP, 9.420%                                                                   1,143,900

------------------------------------------------------------------------------------------------------------------------------------
                COMMERCIAL BANKS - 16.3%

        3,200   Abbey National plc, Series B, 7.375%                                                                        84,000

       21,400   ASBC Capital I, 7.625%                                                                                     569,240

       40,894   BAC Capital Trust I, 7.000%                                                                              1,058,336

       32,700   BAC Capital Trust II, 7.000%                                                                               845,295

       94,500   BAC Capital Trust III, 7.000%                                                                            2,474,010

      120,000   Banco Santander SA, 144A, 6.410%                                                                         2,920,560

       37,300   Banco Totta & Acores Finance, Series A, 8.875%                                                             962,806

       18,600   BancWest Capital I, 9.500%                                                                                 508,710

      211,000   Banesto Holdings, Series A,144A, 10.500%                                                                 6,494,854

        8,000   Bank One Capital I, 8.000%                                                                                 204,960

       32,400   Bank One Capital II, 8.500%                                                                                874,152

       29,100   Bank One Capital Trust VI, 7.200%                                                                          756,600

       11,000   Bank One Capital V, 8.000%                                                                                 293,700

       10,000   BBVA Preferred Capital Ltd., Series B, 7.750%                                                              263,000

       13,000   BCH Capital Ltd., Series B, 9.430%                                                                         347,165

       47,300   BSCH Finance Ltd., Series Q, 8.625%                                                                      1,253,450

       16,400   Chittenden Capital Trust I, 8.000%                                                                         433,616

       42,800   CIT Group Incorporated, 7.750% (CORTS)                                                                   1,177,000

       25,600   Citigroup Capital Trust VII, 7.125%                                                                        670,208

       46,600   Citigroup Capital Trust VIII, 6.950%                                                                     1,200,882

       68,500   Citigroup Inc., Series H, 6.231%                                                                         3,517,475

       44,500   Cobank ABC, 144A, 7.000%                                                                                 2,367,400

       52,500   Comerica Capital Trust I, 7.600%                                                                         1,386,000

       41,700   Compass Capital Trust III, 7.350%                                                                        1,088,787

       37,400   CSFB USA, Series 2002-10, 7.000% (SATURNS)                                                                 953,700

       26,500   Espirito Santo Overseas, 8.500%                                                                            681,548

       64,700   Fannie Mae, 5.125%                                                                                       2,893,707

       23,100   First Union Capital II, Series II, 7.500% (CORTS)                                                          602,910

       11,300   First Union Institutional Capital II, 8.200% (CORTS)                                                       317,247

       37,400   Fleet Capital Trust VI, 8.800%                                                                             995,962

      149,900   Fleet Capital Trust VII, 7.200%                                                                          3,907,893

       26,416   Fleet Capital Trust VIII, 7.200%                                                                           688,929


                                       29


                            Nuveen Quality Preferred Income Fund 3 (JHP) (continued)
                                    Portfolio of INVESTMENTS July 31, 2004
                                                                                                                            MARKET
       SHARES   DESCRIPTION(1)                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                COMMERCIAL BANKS (continued)

        8,000   HSBC USA Inc, Series F, 2.860%                                                                         $   406,000

       13,000   JPMorgan Chase Capital Trust X, 7.000%                                                                     339,300

       25,000   JPMorgan Chase Trust, Series 2002-6, Class A, 7.125% (SATURNS)                                             640,250

        5,900   KeyCorp, 7.500% (PCARS)                                                                                    152,544

        6,300   KeyCorp, Series 2001-7, 7.750% (CORTS)                                                                     163,359

       11,900   KeyCorp, Series B, 8.250% (CORTS)                                                                          310,590

       21,500   National Commerce Capital Trust II, 7.700%                                                                 568,675

       30,400   National Westminster Bank plc, Series A, 7.875%                                                            775,808

       16,500   National Westminster Bank plc, Series B, 0.000%                                                            424,050

       20,000   PNC Capital Trust, 6.125%                                                                                  479,800

       14,000   SunTrust Capital Trust IV, 7.125%                                                                          363,300

       22,900   SunTrust Capital Trust V, 7.050%                                                                           594,026

      110,300   USB Capital Trust III, 7.750%                                                                            2,922,950

       58,100   USB Capital Trust IV, 7.350%                                                                             1,528,030

       48,800   USB Capital Trust V, 7.250%                                                                              1,281,000

       18,400   VNB Capital Trust I, 7.750%                                                                                487,232

       28,400   Washington Mutual Capital Trust I, Series 2001-22, Class A-1, 7.650% (CORTS)                               732,720

       80,000   Zions Capital Trust B, 8.000%                                                                            2,150,400

------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER FINANCE - 3.2%

      111,700   Household Capital Trust V, Series X, 10.000%                                                             2,993,560

       14,600   Household Capital Trust VI, 8.250%                                                                         388,798

      100,500   Household Capital Trust VII, 7.500%                                                                      2,657,220

       95,300   SLM Corporation, Series A, 6.970%                                                                        5,162,877

------------------------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED FINANCIAL SERVICES - 9.5%

       32,000   Bear Stearns Capital Trust III, 7.800%                                                                     843,200

       16,549   Citigroup Inc., Series F, 6.365%                                                                           861,375

       52,941   Citigroup Inc., Series M, 5.864%                                                                         2,666,902

       10,600   Countrywide Capital Trust II, Series II, 8.000% (CORTS)                                                    277,932

      112,800   Countrywide Capital Trust IV, 6.750%                                                                     2,814,360

       23,900   Federal Home Loan Mortgage Corporation, 5.000%                                                           1,015,750

      135,000   Household Finance Corporation, 6.875%                                                                    3,488,400

      355,000   Lehman Brothers Holdings Capital Trust III, Series K, 6.375%                                             8,821,750

       24,000   Merrill Lynch Capital Trust II, 8.000%                                                                     657,600

       17,900   Merrill Lynch Preferred Capital Trust IV, 7.120%                                                           468,264

       75,100   Merrill Lynch Preferred Capital Trust V, 7.280%                                                          1,980,387

       36,300   Merrill Lynch Preferred Capital Trust, 7.750%                                                              972,840

       80,000   Morgan Stanley Capital Trust II, 7.250%                                                                  2,064,000

      212,600   Morgan Stanley Capital Trust III, 6.250%                                                                 5,229,960

       40,900   Morgan Stanley, 7.050% (PPLUS)                                                                           1,058,083

------------------------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%

       12,900   BellSouth Inc., Series BLS, 7.000% (CORTS)                                                                 324,564

       24,300   Verizon Communications, 7.625% (CORTS)                                                                     640,305

       15,300   Verizon New England Inc., Series B, 7.000%                                                                 395,046


                                       30

                                                                                                                            MARKET
       SHARES   DESCRIPTION(1)                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ELECTRIC UTILITIES - 2.2%

        2,900   Detroit Edison Company, 7.625%                                                                         $    73,370

       13,200   Dominion CNG Capital Trust I, 7.800%                                                                       344,916

       53,400   Entergy Louisiana Inc, 7.600%                                                                            1,406,022

      203,447   Entergy Mississippi Inc, 7.250%                                                                          5,248,932

       18,300   Tennessee Valley Authority, Series D, 6.750%                                                               448,167

------------------------------------------------------------------------------------------------------------------------------------
                FOOD PRODUCTS - 0.7%

       25,000   Dairy Farmers of America Inc., 144A, 7.875%                                                              2,557,812

------------------------------------------------------------------------------------------------------------------------------------
                GAS UTILITIES - 0.5%

       32,900   AGL Capital Trust II, 8.000%                                                                               855,071

       34,700   TransCanada Pipeline, 8.250%                                                                               883,462

------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE PROVIDERS & SERVICES - 0.1%

       12,500   Aetna Incorporated, 8.500%                                                                                 336,125

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - 22.2%

      132,400   Ace Ltd,, Series C, 7.800%                                                                               3,523,164

       30,700   AMBAC Financial Group Inc., 5.950%                                                                         718,994

       95,000   AMBAC Financial Group Inc., 5.875%                                                                       2,213,500

        7,700   American General Capital III, 8.050%                                                                       207,900

        8,400   American General Capital Trust I, 7.875%                                                                   212,856

      408,310   Converium Finance, 8.250%                                                                                9,652,448

      131,000   Delphi Financial Group Inc, 8.000%                                                                       3,373,250

      258,671   EverestRe Group Limited, 7.850%                                                                          6,890,995

      151,100   Financial Security Assurance Holdings, 6.250%                                                            3,717,060

        3,900   Great-West L&A Capital Trust I, Series A, 7.250%                                                            98,163

       51,400   Hartford Capital Trust III, Series C, 7.450%                                                             1,349,250

      142,900   ING Group NV, 7.050%                                                                                     3,676,817

      503,600   ING Group NV, 7.200%                                                                                    13,159,068

      103,700   Lincoln National Capital Trust V, Series E, 7.650%                                                       2,740,791

      140,000   PartnerRe Limited, Series C, 6.750%                                                                      3,472,000

       55,700   PartnerRe Limited, 7.900%                                                                                1,473,265

       54,600   PLC Capital Trust III, 7.500%                                                                            1,422,876

        8,600   PLC Capital Trust IV, 7.250%                                                                               224,030

       41,500   RenaissanceRe Holdings Ltd., Series A, 8.100%                                                            1,104,315

      255,000   RenaissanceRe Holdings Ltd., Series B, 7.300%                                                            6,719,250

       16,400   SafeCo Capital Trust I, 8.700% (CORTS)                                                                     433,780

        4,600   SafeCo Capital Trust I, Series 2001-4, 8.750% (CORTS)                                                      120,566

       32,200   SafeCo Corporation, Series 2001-7, 8.250% (SATURNS)                                                        845,894

       61,800   XL Capital Ltd., Series A, 8.000%                                                                        1,674,162

      289,400   XL Capital Ltd., Series B, 7.625%                                                                        7,689,358

------------------------------------------------------------------------------------------------------------------------------------
                MULTI-UTILITIES & UNREGULATED POWER - 0.1%

       12,800   Energy East Capital Trust I, 8.250%                                                                        334,336

------------------------------------------------------------------------------------------------------------------------------------
                OIL & GAS - 1.2%

       30,300   EnCana Corporation, 9.500%                                                                                 773,862

      137,000   Nexen Inc., 7.350%                                                                                       3,514,050


                                       31

                            Nuveen Quality Preferred Income Fund 3 (JHP) (continued)
                                    Portfolio of INVESTMENTS July 31, 2004
                                                                                                                            MARKET
       SHARES   DESCRIPTION(1)                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                PHARMACEUTICALS - 0.1%

       10,000   Bristol Myers Squibb Company, 6.250% (CORTS)                                                           $   256,500

        8,500   Rhone-Poulenc Overseas, Series A, 8.125%                                                                   217,175

------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE - 13.2%

        5,200   AvalonBay Communities, Inc., Series H, 8.700%                                                              144,092

      201,900   CarrAmerica Realty Corporation, Series E, 7.500%                                                         5,172,678

       30,000   Developers Diversified Realty Corporation, Series H, 7.375%                                                740,400

       80,000   Developers Diversified Realty Corporation, Series G, 8.000%                                              2,084,000

       26,200   Developers Diversified Realty Corporation, Series F, 8.600%                                                699,540

       60,144   Equity Office Properties Trust, Series G, 7.750%                                                         1,566,149

       18,500   Equity Residential Properties Trust, Series C, 9.125%                                                      505,975

       20,800   Equity Residential Properties Trust, Series D, 8.600%                                                      574,080

       25,900   Equity Residential Properties Trust, 9.125%                                                                688,940

        5,100   First Industrial Realty Trust, Inc., Series C, 8.625%                                                      136,680

      161,100   HRPT Properties Trust, Series A, 9.875%                                                                  4,288,482

      238,607   HRPT Properties Trust, Series B, 8.750%                                                                  6,339,787

       21,000   New Plan Excel Realty Trust, Series D, 7.800%                                                            1,106,437

       31,700   New Plan Excel Realty Trust, Series E, 7.625%                                                              817,543

       20,000   Prologis Trust, Series G, 6.750%                                                                           484,000

       36,300   PS Business Parks Inc., Series D, 9.500%                                                                   971,025

       53,000   PS Business Parks Inc., 7.000%                                                                           1,240,200

        8,300   PS Business Parks Inc., Series F, 8.750%                                                                   219,120

        3,100   Public Storage Inc., Series M, 8.750%                                                                       78,213

       40,900   Public Storage Inc., Series Q, 8.600%                                                                    1,082,623

      129,533   Public Storage Inc., Series R, 8.000%                                                                    3,395,059

       17,600   Public Storage Inc., Series S, 7.875%                                                                      460,944

       22,000   Public Storage Inc., Series T, 7.625%                                                                      568,480

       11,000   Public Storage Inc., Series U, 7.625%                                                                      285,780

       17,000   Public Storage Inc., Series V, 7.500%                                                                      445,400

        7,500   Simon Property Group, Inc., Series F, 8.750%                                                               202,500

       68,600   Simon Property Group, Inc., Series G, 7.890%                                                             3,630,312

       32,100   United Dominion Realty Trust, 8.600%                                                                       862,527

       13,400   Vornado Realty Trust, Series C, 8.500%                                                                     344,380

      252,700   Wachovia Preferred Funding Corporation, 7.250%                                                           6,749,617

------------------------------------------------------------------------------------------------------------------------------------
                SPECIALTY RETAIL - 0.1%

       20,000   Sherwin Williams Company, Series III, 7.250% (CORTS)                                                       511,600

------------------------------------------------------------------------------------------------------------------------------------
                WIRELESS TELECOMMUNICATION SERVICES - 1.8%

       69,101   Telephone and Data Systems Inc., 7.600%                                                                  1,804,918

      157,500   United States Cellular Corporation, 8.750%                                                               4,354,875
------------------------------------------------------------------------------------------------------------------------------------
                Total $25 Par (or similar) Securities (cost $252,443,781)                                              254,334,777
                --------------------------------------------------------------------------------------------------------------------


                                       32

                                                                                                                            MARKET
       SHARES   DESCRIPTION(1)                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONVERTIBLE PREFERRED SECURITIES - 7.6% (5.2% OF TOTAL INVESTMENTS)

                DIVERSIFIED FINANCIAL SERVICES - 0.7%

       61,000   Citigroup Global Markets, 2.000%                                                                       $ 2,339,716

------------------------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED TELECOMMUNICATION SERVICES - 1.7%

      118,500   Alltel Corporation, 7.750%                                                                               5,936,850

------------------------------------------------------------------------------------------------------------------------------------
                ELECTRIC UTILITIES - 3.3%

       81,900   Ameren Corporation, 9.750%                                                                               2,237,508

        3,900   American Electric Power, 9.250%                                                                            167,505

      102,400   Dominion Resources Inc., 8.750%                                                                          5,483,520

       66,500   Public Service Enterprise Group, 10.250%                                                                 3,697,400

------------------------------------------------------------------------------------------------------------------------------------
                GAS UTILITIES - 1.5%

      100,000   Keyspan Corporation, 8.750%                                                                              5,138,000

------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE EQUIPMENT & SUPPLIES - 0.4%

       28,000   Baxter International Inc, 7.000%                                                                         1,440,600
------------------------------------------------------------------------------------------------------------------------------------

                 Total Convertible Preferred Securities (cost $25,132,937)                                              26,441,099
------------------------------------------------------------------------------------------------------------------------------------

                CAPITAL PREFERRED - HYBRID SECURITIES - 4.8% (3.3% OF TOTAL INVESTMENTS)

                COMMERCIAL BANKS - 2.1%

           70   Union Planters Preferred Fund, 144A, 7.750%                                                              7,413,441

------------------------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED TELECOMMUNICATION SERVICES - 2.7%

        7,260   Centaur Funding Corporation, 144A, Series B, 9.080%                                                      9,165,750
------------------------------------------------------------------------------------------------------------------------------------
                Total Capital Preferred - Hybrid Securities (cost $14,290,218)                                          16,579,191
                --------------------------------------------------------------------------------------------------------------------

    PRINCIPAL                                                                                                               MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CAPITAL PREFERRED SECURITIES - 49.9% (34.1% OF TOTAL INVESTMENTS)

                COMMERCIAL BANKS - 28.2%

$       2,000   AB Svensk Exportkredit, 6.375%, 10/27/49                                                               $ 1,958,174

        8,000   Abbey National Capital Trust I, 8.963%, 12/30/49                                                        10,258,672

        2,000   AgFirst Farm Credit Bank, 7.300%, 10/14/49                                                               2,012,174

        5,000   Ahmanson Capital Trust I, 8.360 %, 12/01/26                                                              5,560,895

        1,000   Bank of New York Capital I, Series B, 7.970%, 12/31/26                                                   1,099,155

        1,000   BankAmerica Capital II, Series 2, 8.000%, 12/15/26                                                       1,110,840

        1,500   BankBoston Capital Trust II, Series B, 7.750%, 12/15/26                                                  1,611,801

        6,200   Barclays Bank plc, 144A, 8.550%, 9/29/49                                                                 7,425,318

        1,000   BT Capital Trust, Series B1, 7.900%, 1/15/27                                                             1,091,460

        1,000   BT Institutional Capital Trust B, 144A, 7.750%, 12/01/26                                                 1,072,112

          500   BT Preferred Capital Trust II, 7.875%, 2/25/27                                                             541,451

        4,225   Dime Capital Trust I, Series A, 9.330%, 5/06/27                                                          4,948,814

          700   Farm Credit Bank of Texas, 7.561%, 11/05/49                                                                709,543

        1,000   First Chicago NBD Institutional Capital, 7.950%, 12/01/26                                                1,090,780

        1,000   First Empire Capital Trust I, 8.234%, 2/01/27                                                            1,102,426

        1,000   First Hawaiian Capital Trust I, Series B, 8.343%, 7/01/27                                                1,121,153

          500   First Midwest Bancorp Inc., 6.950%, 12/01/33                                                               507,493

        8,485   First Union Capital Trust II, Series A, 7.950%, 11/15/29                                                10,218,171


                                       33


                            Nuveen Quality Preferred Income Fund 3 (JHP) (continued)
                                    Portfolio of INVESTMENTS July 31, 2004

    PRINCIPAL                                                                                                               MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                COMMERCIAL BANKS (continued)

$       1,430   HSBC USA Capital Trust II, 144A, 8.380%, 5/15/27                                                       $ 1,584,625

        9,000   JPM Capital Trust I, 7.540%, 1/15/27                                                                     9,619,992

        1,000   KBC Bank Fund Trust III, 144A, 9.860%, 11/2/49                                                           1,227,609

        4,000   North Fork Capital Trust I, Capital Securities, 8.700%, 12/15/26                                         4,409,240

        1,500   North Fork Capital Trust II, 8.000%, 12/15/27                                                            1,684,251

        3,150   Peoples Heritage Capital Trust I, Series B, 9.060%, 2/01/27                                              3,575,095

       10,200   PNC Institutional Capital Trust B, 144A, 8.315%, 5/15/27                                                11,302,895

        2,500   St. George Funding Company LLC, 8.485%, 6/30/47                                                          2,869,282

        4,600   Union Planters Capital Trust A, 8.200%, 12/15/26                                                         5,117,895

        3,000   Zions Institutional Capital Trust, Series A, 8.536%, 12/15/26                                            3,372,963

------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER FINANCE - 0.3%

        1,000   Countrywide Capital Trust I, 8.000%, 12/15/26                                                            1,064,972

------------------------------------------------------------------------------------------------------------------------------------
                GAS UTILITIES - 2.0%

        6,500   KN Capital Trust III, 7.630%, 4/15/28                                                                    6,906,815

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - 17.7%

        3,450   Ace Capital Trust II, 9.700%, 4/1/30                                                                     4,614,188

        5,000   Berkeley Capital Trust, 8.197%, 12/15/45                                                                 5,387,490

       10,000   MIC Financing Trust I, 8.375%, 2/01/27                                                                  10,909,220

        3,000   RenaissanceRe Capital Trust, 8.540%, 3/01/27                                                             3,343,823

       10,038   SAFECO Capital Trust I, Capital Securities, 8.072%, 7/15/37                                             11,121,090

       10,000   Sun Life Canada Capital Trust, Capital Securities, 8.526%, 5/29/49                                      11,169,270

       13,500   Zurich Capital Trust I, 8.376%, 6/01/37                                                                 15,059,736

------------------------------------------------------------------------------------------------------------------------------------
                OIL & GAS -1.4%

        4,500   Phillips 66 Capital Trust II, 8.000%, 1/15/37                                                            4,931,123

------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE - 0.3%

        1,000   Mangrove Bay, 144A, Class 3, 6.102%, 7/15/33                                                               997,336
------------------------------------------------------------------------------------------------------------------------------------
                Total Capital Preferred Securities (cost $169,006,419)                                                 173,709,342
                --------------------------------------------------------------------------------------------------------------------

                CAPITAL PREFERRED - EURO-MARKET LISTED SECURITIES - 5.2% (3.5% OF TOTAL INVESTMENTS)

                COMMERCIAL BANKS - 4.7%

        3,750   C.A. Preferred Funding Trust, 7.000%, 1/30/49                                                            3,782,895

          250   C.A. Preferred Fund Trust II, 7.000%, 10/30/49                                                             252,895

        6,600   HBOS Capital Funding LP, Notes, 6.850%, 3/1/49                                                           6,627,733

        2,500   Lloyds TSB Bank plc, Subordinate Note, 6.900%, 11/22/49                                                  2,549,325

        3,000   RBS Capital Trust B, 6.800%, 12/31/49                                                                    3,018,741

------------------------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED FINANCIAL SERVICES - 0.5%

        1,800   Old Mutual Capital Funding, Notes, 8.000%, 6/22/53                                                       1,795,384
------------------------------------------------------------------------------------------------------------------------------------
                Total Capital Preferred - Euro-Market Listed Securities (cost $18,578,661)                              18,026,973
                --------------------------------------------------------------------------------------------------------------------


                                       34

    PRINCIPAL                                                                                                               MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CORPORATE BONDS - 4.7% (3.2% OF TOTAL INVESTMENTS)

                AUTOMOBILES - 4.7%

$       5,100   Ford Motor Company, Debenture, 7.400%, 11/01/46                                                        $ 4,609,970

        1,000   Ford Motor Company, 7.450%, 7/16/31                                                                        953,769

       10,500   General Motors Acceptance Corporation, Notes, 8.000%, 11/01/31                                          10,691,856
------------------------------------------------------------------------------------------------------------------------------------
                Total Corporate Bonds (cost $15,647,947)                                                                16,255,595
                --------------------------------------------------------------------------------------------------------------------

                REPURCHASE AGREEMENTS - 1.0% (0.7% OF TOTAL INVESTMENTS)

$       3,456   State Street Bank, 1.250%, dated 7/30/04, due 8/02/04, repurchase price $3,456,007,                      3,455,647
                 collateralized by $3,170,000 U.S. Treasury Bonds, 6.000%, due 2/15/26, value $3,526,625
=============   --------------------------------------------------------------------------------------------------------------------
                Total Repurchase Agreements (cost $3,455,647)                                                           3,455,647
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $498,555,610) - 146.2%                                                        508,802,624
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.5%                                                                    5,097,451
                --------------------------------------------------------------------------------------------------------------------
                FundPreferred Shares, at Liquidation Value - (47.7)%                                                 (166,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $347,900,075
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (a)  Security is eligible for the Dividends Received
                         Deduction.

                   144A 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

                (CORTS)  Corporate Backed Trust Securities.

                (PCARS)  Public Credit and Repackaged Securities.

              (SATURNS)  Structured Asset Trust Unit Repackaging.

                                 See accompanying notes to financial statements.

                        Statement of
                            ASSETS AND LIABILITIES July 31, 2004
                                                                                          QUALITY          QUALITY          QUALITY
                                                                                        PREFERRED        PREFERRED         PREFERRED
                                                                                           INCOME         INCOME 2          INCOME 3
                                                                                            (JTP)            (JPS)             (JHP)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $1,313,039,440, $2,493,228,692 and
   $498,555,610, respectively)                                                    $1,360,765,020    $2,608,243,016     $508,802,624
Interest rate swaps, at value                                                                 --         2,331,207        1,519,894
Receivables:
   Dividends                                                                           2,611,345         5,742,790        1,122,756
   Interest                                                                            8,819,443        16,283,196        2,877,832
   Investments sold                                                                      812,995         1,054,512          549,443
   Reclaims                                                                                   --            40,864            7,211
Other assets                                                                              35,831            73,569           17,610
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                 1,373,044,634     2,633,769,154      514,897,370
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Interest rate swaps, at value                                                          3,343,690              --                 --
Payable for investments purchased                                                        762,697         1,051,840          605,488
Accrued expenses:
   Management fees                                                                       644,284         1,172,588          251,449
   Other                                                                                 323,304           538,084          113,808
FundPreferred share dividends payable                                                     78,687           128,707           26,550
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                5,152,662         2,891,219          997,295
------------------------------------------------------------------------------------------------------------------------------------
FundPreferred shares, at liquidation value                                           440,000,000       800,000,000      166,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                            $  927,891,972    $1,830,877,935     $347,900,075
====================================================================================================================================
Common shares outstanding                                                             64,452,463       119,541,842       23,642,721
====================================================================================================================================
Net asset value per Common share outstanding (net assets applicable to
   Common shares, divided by Common shares outstanding)                           $        14.40    $        15.32     $      14.71
====================================================================================================================================


NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                           $      644,525    $    1,195,418     $    236,427
Paid-in surplus                                                                      911,398,448     1,693,035,742      334,317,077
Undistributed net investment income                                                    3,356,845         3,372,898        2,173,783
Accumulated net realized gain (loss) from investments                                (31,889,736)       15,928,346         (594,120)
Net unrealized appreciation of investments and interest rate swap transactions        44,381,890       117,345,531       11,766,908
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                            $  927,891,972    $1,830,877,935     $347,900,075
====================================================================================================================================
Authorized shares:
   Common                                                                              Unlimited         Unlimited        Unlimited
   FundPreferred shares                                                                Unlimited         Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                              OPERATIONS Year Ended July 31, 2004
                                                                                          QUALITY           QUALITY         QUALITY
                                                                                        PREFERRED         PREFERRED       PREFERRED
                                                                                           INCOME          INCOME 2        INCOME 3
                                                                                            (JTP)             (JPS)           (JHP)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends (net of foreign tax withheld of $13,889, $0, and $1,230, respectively)      $54,016,617      $103,740,227     $21,380,872
Interest                                                                               44,023,764        83,319,938      15,041,142
------------------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                98,040,381       187,060,165      36,422,014
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                        12,143,659        22,539,893       4,672,478
FundPreferred shares - auction fees                                                     1,101,547         2,002,814         416,138
FundPreferred shares - dividend disbursing agent fees                                      28,448            39,290          13,538
Shareholders' servicing agent fees and expenses                                            12,931            14,780           2,564
Custodian's fees and expenses                                                             294,539           541,572         125,031
Trustees' fees and expenses                                                                42,326            88,500          13,804
Professional fees                                                                          99,769           161,068          29,518
Shareholders' reports - printing and mailing expenses                                     207,135           322,106          66,599
Stock exchange listing fees                                                                25,476            63,069          17,621
Investor relations expense                                                                231,418           420,755          81,895
Other expenses                                                                            113,706            28,299          27,822
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement                   14,300,954        26,222,146       5,467,008
   Custodian fee credit                                                                    (2,743)           (2,434)         (1,419)
   Expense reimbursement                                                               (4,430,554)       (8,515,957)     (1,663,082)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                            9,867,657        17,703,755       3,802,507
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  88,172,724       169,356,410      32,619,507
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from investments                                                      6,457,519        24,882,646       1,610,865
Net realized gain (loss) from interest rate swap transactions                          (8,829,243)      (12,395,021)     (2,431,397)
Change in net unrealized appreciation (depreciation) of investments                    15,444,743        28,917,818      10,205,143
Change in net unrealized appreciation (depreciation) of
   interest rate swap transactions                                                      3,409,919         2,018,167         (63,791)
------------------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                                              16,482,938        43,423,610        9,320,820
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO FUNDPREFERRED SHAREHOLDERS
From net investment income                                                             (5,266,011)       (9,136,215)     (1,783,707)
From accumulated net realized gains from investments                                           --          (408,401)       (225,856)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from distributions
  to FundPreferred shareholders                                                        (5,266,011)       (9,544,616)     (2,009,563)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares from operations                $99,389,651      $203,235,404     $39,930,764
====================================================================================================================================

                                 See accompanying notes to financial statements.

                Statement of
                      CHANGES IN NET ASSETS
                                        QUALITY PREFERRED                  QUALITY PREFERRED                 QUALITY PREFERRED
                                           INCOME (JTP)                      INCOME 2 (JPS)                    INCOME 3 (JHP)
                                  -----------------------------    --------------------------------     ----------------------------
                                                                                            FOR THE                         FOR THE
                                                                                     PERIOD 9/24/02                 PERIOD 12/18/02
                                                                                      (COMMENCEMENT                   (COMMENCEMENT
                                    YEAR ENDED       YEAR ENDED        YEAR ENDED    OF OPERATIONS)     YEAR ENDED   OF OPERATIONS)
                                       7/31/04          7/31/03           7/31/04   THROUGH 7/31/03        7/31/04  THROUGH 7/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 88,172,724     $ 83,719,154    $  169,356,410    $  120,895,551     $ 32,619,507   $ 15,853,471
Net realized gain (loss)
   from investments                  6,457,519      (30,328,278)       24,882,646         9,651,211        1,610,865      3,540,303
Net realized gain (loss)
   from interest
   rate swap transactions           (8,829,243)              --       (12,395,021)               --       (2,431,397)            --
Change in net unrealized
   appreciation
   (depreciation) of investments    15,444,743       47,552,557        28,917,818        85,994,925       10,205,143         41,871
Change in net unrealized
   appreciation (depreciation)
   of interest rate
   swap transactions                 3,409,919       (6,753,609)        2,018,167           313,040          (63,791)     1,583,685
Distributions to FundPreferred
   shareholders:
   From net investment income       (5,266,011)      (6,004,164)       (9,136,215)       (8,370,051)      (1,783,707)      (948,183)
   From accumulated net
     realized gains
     from investments                       --               --          (408,401)               --         (225,856)            --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to
   Common shares from operations    99,389,651       88,185,660       203,235,404       208,484,676       39,930,764     20,071,147
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income         (80,656,204)     (80,491,725)     (157,519,666)     (112,911,526)     (29,147,305)   (14,584,390)
From accumulated net
   realized gains
   from investments                         --               --        (4,944,168)               --      (2,968,711)             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders          (80,656,204)     (80,491,725)     (162,463,834)     (112,911,526)    (32,116,016)    (14,584,390)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares     (2,071)        (119,042)           (3,114)    1,708,927,042          101,605    337,150,050
   Net proceeds from shares issued to
   shareholders due to
   reinvestment of distributions     1,421,340       29,383,959           302,695         1,703,414          489,296        351,072
FundPreferred shares offering costs     (7,166)      (9,218,088)           (2,071)      (16,495,026)          (4,237)    (3,589,491)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares from
   capital share transactions        1,412,103       20,046,829           297,510     1,694,135,430          586,664    333,911,631
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares      20,145,550       27,740,764        41,069,080     1,789,708,580        8,401,412    339,398,388
Net assets applicable to
   Common shares
   at the beginning of period      907,746,422      880,005,658     1,789,808,855           100,275      339,498,663        100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares
   at the end of period           $927,891,972     $907,746,422    $1,830,877,935    $1,789,808,855     $347,900,075   $339,498,663
====================================================================================================================================
Undistributed net investment income
   at the end of period           $  3,356,845     $  2,145,641    $    3,372,898    $      787,896     $  2,173,783   $    586,540
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The Funds covered in this report and their corresponding Common share New York Stock Exchange symbols are Nuveen Quality Preferred Income Fund (JTP), Nuveen Quality Preferred Income Fund 2 (JPS) and Nuveen Quality Preferred Income Fund 3
(JHP). The Funds are registered under the Investment Company Act of 1940, as amended, as non-diversified, closed-end management investment companies.

Prior to the commencement of operations of Quality Preferred Income 2 (JPS) and Quality Preferred Income 3 (JHP), each Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,275 per Fund by Nuveen Institutional Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., and the recording of the organization expenses ($15,000 and $11,500, respectively) and their reimbursement by Nuveen Investments, LLC, also a wholly owned subsidiary of Nuveen Investments, Inc.

Each Fund seeks to provide high current income consistent with capital preservation by investing primarily in a portfolio of preferred securities, debt securities including convertible debt securities and convertible preferred securities.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Securities Valuation

Exchange-listed securities are generally valued at the last sales price on the securities exchange on which such securities are primarily traded. Securities traded on a securities exchange for which there are no transactions on a given day or securities not listed on a securities exchange are valued at the mean of the closing bid and asked prices. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price. The prices of fixed-income securities are generally provided by an independent pricing service approved by the Funds' Board of Trustees and based on the mean between the bid and asked prices. When price quotes are not readily available for fixed income securities, the pricing service establishes fair market value using a wide range of market data including yields or prices of securities of comparable quality, type of issue, coupon, maturity and rating, indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant by the pricing service. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the security. Short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At July 31, 2004, there were no such outstanding purchase commitments in any of the Funds.

Investment Income

Dividend income is recorded on the ex-dividend date. Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis (see Dividends and Distributions to Common Shareholders for REIT income recognition policy).

Notes to
    FINANCIAL STATEMENTS (continued)



Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute all income and capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Dividends and Distributions to Common Shareholders

Dividends to Common shareholders are declared monthly. With respect to the REIT securities held in the Funds' Portfolio of Investments, each Fund passes through to its shareholders, each month, substantially all REIT distributions it receives, together with other operating income less operating expenses. REIT distributions received by the Funds are generally comprised of investment income, long-term and short-term capital gains, and a return of REIT capital. The actual character of amounts received during the period is not known until after the fiscal year-end. For the twelve months ended December 31, 2003, the character of distributions to the Funds from the REITs was as follows:

                                                                        QUALITY      QUALITY      QUALITY
                                                                      PREFERRED    PREFERRED    PREFERRED
                                                                         INCOME     INCOME 2     INCOME 3
                                                                          (JTP)        (JPS)        (JHP)
---------------------------------------------------------------------------------------------------------
Ordinary income                                                          84.48%       88.22%       78.93%
Long-term and short-term capital gains                                     .25          .80         1.19
Return of REIT capital                                                   15.27        10.98        19.88
=========================================================================================================

Each Fund applies a percentage estimate for the breakdown of income type, to its receipts from the REITs and treats as income in the Statement of Operations only the amount of ordinary income so calculated. Each Fund adjusts that estimated breakdown of income type (and consequently its net investment income) as necessary in the following calendar year when the REITs inform their shareholders of the actual breakdown of income type.

Each Fund treats each distribution to its shareholders from the portfolio REITs as being entirely from net investment income. The Funds will recharacterize those distributions as being from ordinary income, long-term and short-term capital gains, and return of capital, if necessary, in the subsequent calendar year, based upon the income type breakdown information conveyed at that time by the REITs whose securities are held in each Fund's portfolio. Consequently, the financial statements may reflect an over-distribution of net investment income that is at least partly attributable to the fact that, as of the date of the financial statements, some of the amounts received by the Funds from the portfolio REITs, but none of the dividends paid by the Fund to shareholders from the portfolio REITs were treated as something other than ordinary income.

Distributions to Common shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

FundPreferred Shares

The Funds have issued and outstanding $25,000 stated value FundPreferred shares as a means of effecting financial leverage. Each Fund's FundPreferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period. The number of shares outstanding, by Series and in total, for each Fund is as follows:

                                                                        QUALITY      QUALITY      QUALITY
                                                                      PREFERRED    PREFERRED    PREFERRED
                                                                         INCOME     INCOME 2     INCOME 3
                                                                          (JTP)        (JPS)        (JHP)
---------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                                                               3,520        4,800        3,320
   Series T                                                               3,520        4,800           --
   Series T2                                                                 --        4,000           --
   Series W                                                               3,520        4,800           --
   Series TH                                                              3,520        4,800        3,320
   Series TH2                                                                --        4,000           --
   Series F                                                               3,520        4,800           --
---------------------------------------------------------------------------------------------------------
Total                                                                    17,600       32,000        6,640
=========================================================================================================

Interest Rate Swap Transactions

The Funds may invest in certain derivative financial investments. The Funds' use of interest rate swap transactions is intended to mitigate the negative impact that an increase in short-term interest rates could have on Common share net earnings as a result of leverage. Interest rate swap transactions involve each Fund's agreement with the counterparty to pay a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment that is intended to approximate each Fund's variable rate payment obligation on FundPreferred shares or any variable rate borrowing. The payment obligation is based on the notional amount of the interest rate swap contract. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the net amount of interest payments that each Fund is to receive. Interest rate swap positions are valued daily. Although there are economic advantages of entering into interest rate swap transactions, there are also additional risks. The Funds help manage the credit risks associated with interest rate swap transactions by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser continually monitor the financial stability of the swap counterparties.

Due to recent clarification provided by the SEC to regulated investment companies, effective with the current reporting period, the Funds changed the way they present net interest expense on interest rate swap transactions in the financial statements. In the July 31, 2004, financial statements net interest expense amounts paid are included in "Net realized gain (loss) from interest rate swap transactions". Net interest expense amounts accrued, but not yet paid, at July 31, 2004, are included in "Change in net unrealized appreciation (depreciation) of interest rate swap transactions". Previously, net interest expense was presented in "Expenses" and reported as "Net interest expense on interest rate swap transactions". This reclassification does not alter the tax treatment of interest rate payments on swap transactions which is to include such payments as an operating expense for tax purposes.

Notes to
    FINANCIAL STATEMENTS (continued)



For the fiscal year ended July 31, 2004, this reclassification, for financial reporting purposes only, resulted in increases to net investment income, decreases to net realized gain (loss) from interest rate swap transactions and decreases to change in net unrealized appreciation (depreciation) of interest rate swap transactions as follows:

                                                                        QUALITY        QUALITY        QUALITY
                                                                      PREFERRED      PREFERRED      PREFERRED
                                                                         INCOME       INCOME 2       INCOME 3
                                                                          (JTP)          (JPS)          (JHP)
-------------------------------------------------------------------------------------------------------------
Net investment income                                               $ 8,892,767   $ 13,237,853    $ 2,595,268
Net realized gain (loss) from interest rate swap transactions        (8,829,243)   (12,395,021)    (2,431,397)
Change in net unrealized appreciation (depreciation) of
   interest rate swap transactions                                      (63,524)      (842,832)      (163,871)
=============================================================================================================

At July 31, 2004, Quality Preferred Income (JTP) had open interest rate swap agreements with Citibank NA as follows:

                                                                                               UNREALIZED
NOTIONAL                                                                      TERMINATION    APPRECIATION
AMOUNT                               FIXED RATE       FLOATING RATE*                 DATE  (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
$110,000,000                            3.1300%              1.4700%              8/29/05    $  (848,564)
 110,000,000                            3.8600               1.4700               8/29/07     (1,196,645)
 110,000,000                            4.3500               1.4700               8/29/09     (1,298,481)
---------------------------------------------------------------------------------------------------------
                                                                                             $(3,343,690)
=========================================================================================================

*Based on LIBOR (London Interbank Offered Rate)

At July 31, 2004, Quality Preferred Income 2 (JPS) had open interest rate swap agreements with Citibank NA as follows:

                                                                                               UNREALIZED
NOTIONAL                                                                      TERMINATION    APPRECIATION
AMOUNT                               FIXED RATE       FLOATING RATE*                 DATE  (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
$200,000,000                             2.6300%             1.3600%             11/06/05     $ (391,223)
 200,000,000                             3.3750              1.3600              11/06/07        880,014
 200,000,000                             3.9100              1.3600              11/06/09      1,842,416
---------------------------------------------------------------------------------------------------------
                                                                                              $2,331,207
=========================================================================================================

*Based on LIBOR (London Interbank Offered Rate)

At July 31, 2004, Quality Preferred Income 3 (JHP) had open interest rate swap agreements with Citibank NA as follows:

                                                                                               UNREALIZED
NOTIONAL                                                                      TERMINATION    APPRECIATION
AMOUNT                               FIXED RATE       FLOATING RATE*                 DATE  (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
$42,000,000                              2.4125%             1.3600%              3/06/06     $  209,634
 42,000,000                              3.2550              1.3600               3/06/08        545,403
 42,000,000                              3.8150              1.3600               3/06/10        764,857
---------------------------------------------------------------------------------------------------------
                                                                                              $1,519,894
=========================================================================================================

*Based on LIBOR (London Interbank Offered Rate)

Repurchase Agreements

In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Organization and Offering Costs

Nuveen Investments, LLC has agreed to reimburse all organization expenses (approximately $15,000, $15,000 and $11,500, respectively) and pay all Common shares offering costs (other than the sales load) that exceed $.03 per Common share for Quality Preferred Income (JTP), Quality Preferred Income 2 (JPS) and Quality Preferred Income 3 (JHP). Quality Preferred Income's (JTP), Quality Preferred Income 2's (JPS) and Quality Preferred Income 3's (JHP) total share of Common shares offering costs ($1,391,687, $1,481,072 and $531,845, respectively) were recorded as reductions of the proceeds from the sale of the Common shares.

Costs incurred by Quality Preferred Income (JTP), Quality Preferred Income 2
(JPS) and Quality Preferred Income 3 (JHP) in connection with their offering of FundPreferred shares ($9,225,254, $16,497,097, and $3,593,728, respectively)
were recorded as reductions to paid-in surplus.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Funds' organizational documents, their Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common and FundPreferred shares were as follows:

                               QUALITY PREFERRED              QUALITY PREFERRED              QUALITY PREFERRED
                                 INCOME (JTP)                   INCOME 2 (JPS)                 INCOME 3 (JHP)
                            ---------------------        -------------------------      --------------------------
                                                                           FOR THE                         FOR THE
                                                                    PERIOD 9/24/02                 PERIOD 12/18/02
                               YEAR                         YEAR     (COMMENCEMENT         YEAR      (COMMENCEMENT
                              ENDED    YEAR ENDED          ENDED    OF OPERATIONS)        ENDED     OF OPERATIONS)
                            7/31/04       7/31/03        7/31/04   THROUGH 7/31/03      7/31/04    THROUGH 7/31/03
------------------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                   --            --             --       119,400,000           --         23,580,000
   Shares issued to
     shareholders due to
     reinvestment of
     distributions           95,759     2,049,704         18,570           116,272       32,020             23,701
------------------------------------------------------------------------------------------------------------------
                             95,759     2,049,704         18,570       119,516,272       32,020         23,603,701
==================================================================================================================
FundPreferred shares sold        --        17,600             --            32,000           --              6,640
==================================================================================================================

Notes to
    FINANCIAL STATEMENTS (continued)



3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments) of investment securities and U.S. Government and agency obligations during the fiscal year ended July 31, 2004, were as follows:

                                                                       QUALITY        QUALITY       QUALITY
                                                                      PREFERRED     PREFERRED     PREFERRED
                                                                         INCOME      INCOME 2      INCOME 3
                                                                          (JTP)         (JPS)         (JHP)
-----------------------------------------------------------------------------------------------------------
Purchases:
   Investment securities                                           $249,406,823  $478,312,107   $84,153,612
   U.S. Government and agency obligations                             1,207,688     9,560,859     1,107,047
Sales and maturities:
   Investment securities                                            264,549,282   485,889,589    85,494,898
   U.S. Government and agency obligations                             1,226,250    28,355,083     1,110,828
===========================================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis based on the information currently available to the Funds. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of income on certain securities, which are treated as debt securities for income tax purposes and equity securities for financial statement purposes, and timing differences in recognizing certain gains and losses on security transactions.

At July 31, 2004, the cost of investments was as follows:

                                                                        QUALITY         QUALITY       QUALITY
                                                                      PREFERRED       PREFERRED     PREFERRED
                                                                         INCOME        INCOME 2      INCOME 3
                                                                          (JTP)           (JPS)         (JHP)
-------------------------------------------------------------------------------------------------------------
Cost of investments                                              $1,314,329,443  $2,494,638,389  $498,782,472
=============================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2004, were as follows:

                                                                       QUALITY         QUALITY        QUALITY
                                                                     PREFERRED       PREFERRED      PREFERRED
                                                                        INCOME        INCOME 2       INCOME 3
                                                                         (JTP)           (JPS)          (JHP)
-------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                                   $ 57,444,148    $130,700,199    $14,237,616
   Depreciation                                                    (11,008,571)    (17,095,572)    (4,217,464)
-------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                        $ 46,435,577    $113,604,627    $10,020,152
=============================================================================================================

The tax components of undistributed net ordinary income and net realized gains at July 31, 2004, were as follows:

                                                                        QUALITY      QUALITY      QUALITY
                                                                      PREFERRED    PREFERRED    PREFERRED
                                                                         INCOME     INCOME 2     INCOME 3
                                                                          (JTP)        (JPS)        (JHP)
---------------------------------------------------------------------------------------------------------
Undistributed net ordinary income *                                  $7,699,609  $14,357,609   $2,824,035
Undistributed net long-term capital gains                                    --   20,000,209    1,470,615
=========================================================================================================

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended July 31, 2004 and July 31, 2003, was designated for purposes of the dividends paid deduction as follows:

                                                                       QUALITY       QUALITY      QUALITY
                                                                     PREFERRED     PREFERRED    PREFERRED
                                                                        INCOME      INCOME 2     INCOME 3
2004                                                                     (JTP)         (JPS)        (JHP)
---------------------------------------------------------------------------------------------------------
Distributions from net ordinary income *                           $86,134,890  $171,962,461  $34,119,989
Distributions from net long-term capital gains                              --            --           --
=========================================================================================================

                                                                      QUALITY        QUALITY      QUALITY
                                                                    PREFERRED      PREFERRED    PREFERRED
                                                                       INCOME       INCOME 2     INCOME 3
2003                                                                    (JTP)          (JPS)        (JHP)
---------------------------------------------------------------------------------------------------------
Distributions from net ordinary income *                          $79,694,828   $108,646,966  $13,076,411
Distributions from net long-term capital gains                             --             --           --
=========================================================================================================

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

At July 31, 2004, Quality Preferred Income (JTP) had unused capital loss carryforwards of $25,060,612 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, $693,161 of the carryforward will expire in the year 2011 and $24,367,451 will expire in 2012.

Calculation of certain of the amounts presented above (namely, undistributed net ordinary income for tax purposes) involves the application of complex aspects of the Internal Revenue Code to certain securities held by the Funds. In calculating the amount of taxable income derived from these securities, management made assumptions as to the correct tax treatment of certain of those securities and made estimates about the tax characteristics of income received from those securities, based on information currently available to the Funds. The use of these assumptions and estimates will not affect the qualification of the Funds as regulated investment companies under Subchapter M of the Internal Revenue Code, nor is it expected that these assumptions and estimates will be used in computing taxable income for purposes of preparing the federal and state income and excise tax returns.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Funds' investment management agreements with the Adviser, each Fund paid through July 31, 2004, an annual management fee, payable monthly, at the rates set forth below, which were based upon each Fund's average daily managed assets. "Managed Assets" means the average daily net assets of each Fund including assets attributable to leverage as follows:

AVERAGE DAILY MANAGED ASSETS                                 MANAGEMENT FEE RATE
--------------------------------------------------------------------------------
For the first $500 million                                                .9000%
For the next $500 million                                                 .8750
For the next $500 million                                                 .8500
For the next $500 million                                                 .8250
For Managed Assets over $2 billion                                        .8000
================================================================================

Notes to
    FINANCIAL STATEMENTS (continued)



The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into Sub-Advisory Agreements with Spectrum Asset Management, Inc. ("Spectrum"), under which Spectrum manages the investment portfolios of the Funds. Spectrum is compensated for its services to the Funds from the management fees paid to the Adviser. Spectrum also receives compensation on certain portfolio transactions for providing brokerage services to the Funds.

The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

As approved by the Board of Trustees, a complex-wide management fee structure has been adopted by all funds sponsored by the Adviser and its affiliates effective August 1, 2004. This structure separates each fund's management fee into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser and its affiliates, and a specific fund-level component, based only on the amount of assets managed within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser and its affiliates. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented. As a consequence of this new management fee structure, the funds' effective management fees were reduced by approximately .004% starting August 1, 2004.

The complex-level fee schedule for all funds in the Nuveen fund complex is as follows:

                                                                   COMPLEX-LEVEL
COMPLEX-LEVEL ASSETS (1)                                                FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets (which includes assets attributable to leverage used in the Nuveen fund complex) of all funds sponsored by the Adviser or by its affiliates.

(2) With respect to the complex-wide Managed Assets over $91 billion, the funds (via their Board of Directors/Trustees) and the Adviser intend that the parties will meet, prior to the time when complex-wide Managed Assets reach that level, to consider and negotiate the fee rate or rates that will apply to such assets. The parties agree that, in the unlikely event that complex-wide Managed Assets reach $91 billion prior to the parties reaching an agreement as to the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as the parties agree to a different rate or rates.

For each of the Funds, the fund-level fee, which is additive to the complex-level fee, is based upon the average daily Managed Assets of each Fund as follows:

                                                                      FUND-LEVEL
AVERAGE DAILY MANAGED ASSETS                                            FEE RATE
--------------------------------------------------------------------------------
For the first $500 million                                                .7000%
For the next $500 million                                                 .6750
For the next $500 million                                                 .6500
For the next $500 million                                                 .6250
For Managed Assets over $2 billion                                        .6000
================================================================================

For the first eight years of Quality Preferred Income's (JTP) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                   YEAR ENDING
JUNE 30,                                         JUNE 30,
--------------------------------------------------------------------------------
2002*                     .32%                       2007                   .32%
2003                      .32                        2008                   .24
2004                      .32                        2009                   .16
2005                      .32                        2010                   .08
2006                      .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Quality Preferred Income (JTP) for any portion of its fees and expenses beyond June 30, 2010.

For the first eight years of Quality Preferred Income 2's (JPS) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                    YEAR ENDING
SEPTEMBER 30,                                SEPTEMBER 30,
--------------------------------------------------------------------------------
2002*                       .32%                       2007                 .32%
2003                        .32                        2008                 .24
2004                        .32                        2009                 .16
2005                        .32                        2010                 .08
2006                        .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Quality Preferred Income 2 (JPS) for any portion of its fees and expenses beyond September 30, 2010.

For the first eight years of Quality Preferred Income 3's (JHP) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                   YEAR ENDING
DECEMBER 31,                                 DECEMBER 31,
--------------------------------------------------------------------------------
2002*                       .32%                      2007                  .32%
2003                        .32                       2008                  .24
2004                        .32                       2009                  .16
2005                        .32                       2010                  .08
2006                        .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Quality Preferred Income 3 (JHP) for any portion of its fees and expenses beyond December 31, 2010.

6. SUBSEQUENT EVENTS

Distributions to Common Shareholders

The Funds declared Common share dividend distributions from their net investment income which were paid on September 1, 2004, to shareholders of record on August 15, 2004:

                                               QUALITY      QUALITY      QUALITY
                                             PREFERRED    PREFERRED    PREFERRED
                                                INCOME     INCOME 2     INCOME 3
                                                 (JTP)        (JPS)        (JHP)
--------------------------------------------------------------------------------
Dividend per share                              $.1010       $.1050       $.1030
================================================================================

Change in Fiscal Year End

The Board of Trustees of the Funds approved a change in the Funds' fiscal year end from July 31 to December 31 upon completion of the Funds' July 31, 2004 fiscal year.

                        Financial
                               HIGHLIGHTS

Selected data for a Common share outstanding throughout each period:
                                                      Investment Operations                                Less Distributions
                                -------------------------------------------------------------------  -------------------------------
                                                            Distributions   Distributions
                                                                 from Net            from                   Net
                    Beginning                        Net       Investment         Capital            Investment    Capital
                       Common                  Realized/        Income to        Gains to             Income to   Gains to
                        Share          Net    Unrealized    FundPreferred   FundPreferred                Common     Common
                    Net Asset   Investment    Investment           Share-          Share-                Share-     Share-
                        Value     Income(a)   Gain (Loss)         holders+        holders+    Total     holders    holders    Total
====================================================================================================================================
QUALITY PREFERRED
INCOME (JTP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(b)                $14.10        $1.37         $. 26            $(.08)           $ --     $1.55      $(1.25)       $--   $(1.25)
2003                    14.12         1.31           .16             (.09)             --      1.38       (1.25)        --    (1.25)
2002(c)                 14.33          .06          (.25)              --              --      (.19)         --         --       --

QUALITY PREFERRED
INCOME 2 (JPS)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(b)                 14.97         1.42           .37             (.08)             --      1.71       (1.32)      (.04)   (1.36)
2003(d)                 14.33         1.02           .79             (.07)             --      1.74        (.95)        --     (.95)

QUALITY PREFERRED
INCOME 3 (JHP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(b)                 14.38         1.38           .40             (.08)           (.01)     1.69       (1.24)      (.12)   (1.36)
2003(e)                 14.33          .67           .22             (.04)             --       .85        (.62)        --     (.62)
====================================================================================================================================
                                                                  Total Returns
                                                              ---------------------
                                                                            Based
                           Offering                                            on
                          Costs and       Ending                           Common
                      FundPreferred       Common                Based       Share
                              Share        Share    Ending         on         Net
                       Underwriting    Net Asset    Market     Market       Asset
                          Discounts        Value     Value      Value**     Value**
===================================================================================
QUALITY PREFERRED
INCOME (JTP)
-----------------------------------------------------------------------------------
Year Ended 7/31:
2004(b)                       $ --        $14.40    $13.96       4.20%      11.17%
2003                          (.15)        14.10     14.59       4.95        9.15
2002(c)                       (.02)        14.12     15.15       1.00       (1.47)

QUALITY PREFERRED
INCOME 2 (JPS)
-----------------------------------------------------------------------------------
Year Ended 7/31:
2004(b)                         --         15.32     14.61       8.98       11.60
2003(d)                       (.15)        14.97     14.65       4.02       11.22

QUALITY PREFERRED
INCOME 3 (JHP)
-----------------------------------------------------------------------------------
Year Ended 7/31:
2004(b)                         --         14.71     14.34       9.36       11.93
2003(e)                       (.18)        14.38     14.36       (.19)       4.62
===================================================================================
                                                              Ratios/Supplemental Data
                           ---------------------------------------------------------------------------------------------
                                              Before Credit/Reimbursement    After Credit/Reimbursement***
                                            ------------------------------   -----------------------------
                                                            Ratio of Net                    Ratio of Net
                                              Ratio of        Investment        Ratio of      Investment
                                Ending        Expenses         Income to        Expenses       Income to
                                   Net      to Average           Average      to Average         Average
                                Assets      Net Assets        Net Assets      Net Assets      Net Assets
                            Applicable      Applicable        Applicable      Applicable      Applicable      Portfolio
                             to Common       to Common         to Common       to Common       to Common       Turnover
                           Shares (000)         Shares++          Shares++        Shares++        Shares++         Rate
========================================================================================================================
QUALITY PREFERRED
INCOME (JTP)
------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(b)                     $  927,892            1.51%             8.87%           1.04%           9.33%            18%
2003                           907,746            2.38              8.84            1.91            9.31             45
2002(c)                        880,006             .96*             4.51*            .64*           4.83*             1

QUALITY PREFERRED
INCOME 2 (JPS)
------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(b)                      1,830,878            1.41              8.64             .95            9.10             19
2003(d)                      1,789,809            1.99*             7.59*           1.54*           8.04*            35

QUALITY PREFERRED
INCOME 3 (JHP)
------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(b)                        347,900            1.55              8.75            1.08            9.22             17
2003(e)                        339,499            1.97*             7.14*           1.53*           7.58*            57
========================================================================================================================
                               FundPreferred Shares at End of Period
                             -----------------------------------------
                               Aggregate      Liquidation
                                  Amount       and Market        Asset
                             Outstanding            Value     Coverage
                                    (000)       Per Share    Per Share
======================================================================
QUALITY PREFERRED
INCOME (JTP)
----------------------------------------------------------------------
Year Ended 7/31:
2004(b)                         $440,000          $25,000      $77,721
2003                             440,000           25,000       76,577
2002(c)                               --               --           --

QUALITY PREFERRED
INCOME 2 (JPS)
----------------------------------------------------------------------
Year Ended 7/31:
2004(b)                          800,000           25,000       82,215
2003(d)                          800,000           25,000       80,932

QUALITY PREFERRED
INCOME 3 (JHP)
----------------------------------------------------------------------
Year Ended 7/31:
2004(b)                          166,000           25,000       77,395
2003(e)                          166,000           25,000       76,129
======================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset Value is the combination of reinvested dividend income at net asset value, reinvested capital gains distributions at net asset value, if any, and changes in Common share net asset value per share. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++   o Ratios do not reflect the effect of dividend payments to FundPreferred shareholders.
     o Income ratios reflect income earned on assets attributable to FundPreferred shares.
     o For the periods presented below each ratio includes the effect of the interest expense paid on interest rate swap transactions as follows:

                                                          Ratio of Net Interest
                                                             Expense to Average
                                                          Net Assets Applicable
                                                               to Common Shares
                                                          ---------------------
        Quality Preferred Income (JTP)
        2003                                                               .80%
        2002(c)                                                             --
        Quality Preferred Income 2 (JPS)
        2003(d)                                                            .58*
        Quality Preferred Income 3 (JHP)
        2003(e)                                                            .51*

(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) As discussed in the accompanying notes to financial statements the Funds changed their method of presentation for net interest expense on interest rate swap transactions. The effect of this reclassification for the fiscal year ended July 31, 2004, was as follows:

                                                                                     QUALITY          QUALITY         QUALITY
                                                                                   PREFERRED        PREFERRED       PREFERRED
                                                                                      INCOME         INCOME 2        INCOME 3
                                                                                       (JTP)            (JPS)           (JHP)
                                                                                   -------------------------------------------
        Increase of Net Investment Income per share with a corresponding
          decrease in Net Realized/Unrealized Investment Gain (Loss)                    $.14             $.11            $.11
        Decrease in each of the Ratios of Expenses to Average Net Assets
          Applicable to Common Shares with a corresponding increase in each of the Ratios of Net Investment Income to Average Net Assets Applicable
          to Common Shares                                                              .94%              .71%            .73%

(c) For the period June 25, 2002 (commencement of operations) through July 31, 2002.
(d) For the period September 24, 2002 (commencement of operations) through July 31, 2003.
(e) For the period December 18, 2002 (commencement of operations) through July 31, 2003.

                                 See accompanying notes to financial statements.


                                  48-49 SPREAD

Board Members
       AND OFFICERS


The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board
Members of the Funds. The number of board members of the Funds is currently set at seven. None of the board members who are not "interested" persons of the
Funds has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the board members and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.
                                                                                                                       NUMBER OF
                                                                                                                       PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST    PRINCIPAL OCCUPATION(S)                                      FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    INCLUDING OTHER DIRECTORSHIPS                                OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(2)  DURING PAST 5 YEARS                                          BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------
BOARD MEMBER WHO IS AN INTERESTED PERSON OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1)    Chairman of        1994    Chairman and Director (since 1996) of Nuveen Investments,             145
3/28/49                        the Board                  Inc. and Nuveen Investments, LLC; Director (since 1992) and
333 W. Wacker Drive            and Trustee                Chairman (since 1996) of Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                         Institutional Advisory Corp.; Chairman and Director (since
                                                          1997) of Nuveen Asset Management, Inc.; Director (since
                                                          1996) of Institutional Capital Corporation; Chairman and
                                                          Director (since 1999) of Rittenhouse Asset Management, Inc.;
                                                          Chairman of Nuveen Investments Advisers Inc. (since 2002).

BOARD MEMBERS WHO ARE NOT INTERESTED PERSONS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner              Board member       1997    Private Investor and Management Consultant.                           145
8/22/40
333 W. Wacker Drive
Chicago, IL 60606
------------------------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown              Board member       1993    Retired (1989) as Senior Vice President of The Northern               145
7/29/34                                                   Trust Company; Director, Community Advisory Board for
333 W. Wacker Drive                                       Highland Park and Highwood, United Way of the North
Chicago, IL 60606                                         Shore (since 2002).
------------------------------------------------------------------------------------------------------------------------------------
Jack B. Evans                  Board member       1999    President, The Hall-Perrine Foundation, a private philanthropic       145
10/22/48                                                  corporation (since 1996); Director and Vice Chairman, United
333 W. Wacker Drive                                       Fire & Casualty Company; formerly Director, Federal Reserve
Chicago, IL 60606                                         Bank of Chicago; formerly, President and Chief Operating
                                                          Officer, SCI Financial Group, Inc., a regional financial
                                                          services firm.
------------------------------------------------------------------------------------------------------------------------------------
William C. Hunter              Board member       2004    Dean and Distinguished Professor of Finance, School of                145
3/16/48                                                   Business at the University of Connecticut (since 2003);
333 W. Wacker Drive                                       previously Senior Vice President and Director of Research
Chicago, IL 60606                                         at the Federal Reserve Bank of Chicago (1995-2003);
                                                          Director, Credit Research Center at Georgetown University;
                                                          Director of Xerox Corporation (since 2004).


                                       50

                                                                                                                       NUMBER OF
                                                                                                                       PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST    PRINCIPAL OCCUPATION(S)                                      FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    INCLUDING OTHER DIRECTORSHIPS                                OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(2)  DURING PAST 5 YEARS                                          BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------
BOARD MEMBERS WHO ARE NOT INTERESTED PERSONS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
William J. Schneider           Board member       1997    Senior Partner and Chief Operating Officer, Miller-Valentine          145
9/24/44                                                   Group, Vice President, Miller-Valentine Realty, a construction
333 W. Wacker Drive                                       company; Chair, Miami Valley Hospital; Chair, Dayton
Chicago, IL 60606                                         Development Coalition; formerly, Member, Community
                                                          Advisory Board, National City Bank, Dayton, Ohio and
                                                          Business Advisory Council, Cleveland Federal Reserve Bank.
------------------------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale            Board member       1997    Executive Director, Gaylord and Dorothy Donnelley                     145
12/29/47                                                  Foundation (since 1994); prior thereto, Executive Director,
333 W. Wacker Drive                                       Great Lakes Protection Fund (from 1990 to 1994)
Chicago, IL 60606



                                                                                                                       NUMBER OF
                                                                                                                       PORTFOLIOS
                                                                                                                       IN FUND
                               POSITION(S)  YEAR FIRST                                                                 COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                      OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(3)  DURING PAST 5 YEARS                                          OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman           Chief              1988    Managing Director (since 2002), Assistant Secretary and               145
9/9/56                         Administrative             Associate General Counsel, formerly, Vice President and
333 W. Wacker Drive            Officer                    Assistant General Counsel of Nuveen Investments, LLC;
Chicago, IL 60606                                         Managing Director (since 2002), General Counsel and
                                                          Assistant Secretary, formerly, Vice President of Nuveen
                                                          Advisory Corp. and Nuveen Institutional Advisory Corp.;
                                                          Managing Director (since 2002), Assistant Secretary and
                                                          Associate General Counsel, formerly, Vice President (since
                                                          2000), of Nuveen Asset Management, Inc. Assistant
                                                          Secretary of Nuveen Investments, Inc. (since 1994); Assistant
                                                          Secretary of NWQ Investment Management Company, LLC
                                                          (since 2002); Vice President and Assistant Secretary of
                                                          Nuveen Investments Advisers Inc. (since 2002); Managing
                                                          Director, Associate General Counsel and Assistant Secretary
                                                          of Rittenhouse Asset Management, Inc. (since 2003);
                                                          Chartered Financial Analyst.
------------------------------------------------------------------------------------------------------------------------------------
Michael T. Atkinson            Vice President     2000    Vice President (since 2002), formerly, Assistant Vice                 145
2/3/66                         and Assistant              President (since 2000), previously, Associate of Nuveen
333 W. Wacker Drive            Secretary                  Investments, LLC.
Chicago, IL 60606


                                       51

Board Members
       AND OFFICERS (CONTINUED)
                                                                                                                       NUMBER OF
                                                                                                                       PORTFOLIOS
                                                                                                                       IN FUND
                               POSITION(S)  YEAR FIRST                                                                 COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                      OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(3)  DURING PAST 5 YEARS                                          OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo              Vice President     1999    Vice President of Nuveen Investments, LLC (since 1999),               145
11/28/67                       and Treasurer              prior thereto, Assistant Vice President (since 1997); Vice
333 W. Wacker Drive                                       President and Treasurer of Nuveen Investments, Inc. (since
Chicago, IL 60606                                         1999); Vice President and Treasurer of Nuveen Advisory Corp.
                                                          and Nuveen Institutional Advisory Corp (since 1999); Vice
                                                          President and Treasurer of Nuveen Asset Management, Inc.
                                                          (since 2002) and of Nuveen Investments Advisers Inc. (since
                                                          2002); Assistant Treasurer of NWQ Investment Management
                                                          Company, LLC (since 2002); Vice President and Treasurer of
                                                          Nuveen Rittenhouse Asset Management, Inc. (since 2003);
                                                          Chartered Financial Analyst.
------------------------------------------------------------------------------------------------------------------------------------
Jessica R. Droeger             Vice President     2000    Vice President (since 2002) and Assistant General Counsel             145
9/24/64                        and Secretary              (since 1998); formerly, Assistant Vice President (since 1998)
333 W. Wacker Drive                                       of Nuveen Investments, LLC; Vice President (since 2002)
Chicago, IL 60606                                         and Assistant Secretary (since 1998), formerly Assistant
                                                          Vice President of Nuveen Advisory Corp. and Nuveen
                                                          Institutional Advisory Corp.
------------------------------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson              Vice President     1998    Managing Director (since 2004) formerly, Vice President of            145
10/24/45                                                  Nuveen Investments, LLC; Managing Director (since 2004)
333 W. Wacker Drive                                       formerly, Vice President (since 1998) of Nuveen Advisory
Chicago, IL 60606                                         Corp. and Nuveen Institutional Advisory Corp.
------------------------------------------------------------------------------------------------------------------------------------
William M. Fitzgerald          Vice President     1995    Managing Director (since 2002) of Nuveen Investments,                 145
3/2/64                                                    LLC; Managing Director (since 2001), formerly Vice President
333 W. Wacker Drive                                       of Nuveen Advisory Corp. and Nuveen Institutional Advisory
Chicago, IL 60606                                         Corp. (since 1995); Managing Director of Nuveen Asset
                                                          Management, Inc. (since 2001); Vice President of Nuveen
                                                          Investment Advisers Inc. (since 2002); Chartered Financial Analyst.
------------------------------------------------------------------------------------------------------------------------------------
Stephen D. Foy                 Vice President     1998    Vice President (since 1993) and Funds Controller (since 1998)         145
5/31/54                        and Controller             of Nuveen Investments, LLC and Vice President and Funds
333 W. Wacker Drive                                       Controller (since 1998) of Nuveen Investments, Inc.;
Chicago, IL 60606                                         Certified Public Accountant.


                                       52

                                                                                                                       NUMBER OF
                                                                                                                       PORTFOLIOS
                                                                                                                       IN FUND
                               POSITION(S)  YEAR FIRST                                                                 COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                      OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(3)  DURING PAST 5 YEARS                                          OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
David J. Lamb                  Vice President     2000    Vice President (since 2000) of Nuveen Investments,                    145
3/22/63                                                   LLC, previously Assistant Vice President (since 1999);
333 W. Wacker Drive                                       prior thereto, Associate of Nuveen Investments, LLC;
Chicago, IL 60606                                         Certified Public Accountant.
------------------------------------------------------------------------------------------------------------------------------------
Tina M. Lazar                  Vice President     2002    Vice President (since 1999), previously, Assistant Vice               145
8/27/61                                                   President (since 1993) of Nuveen Investments, LLC.
333 W. Wacker Drive
Chicago, IL 60606
------------------------------------------------------------------------------------------------------------------------------------
Larry W. Martin                Vice President     1988    Vice President, Assistant Secretary and Assistant General             145
7/27/51                        and Assistant              Counsel of Nuveen Investments, LLC; Vice President and
333 W. Wacker Drive            Secretary                  Assistant Secretary of Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                         Institutional Advisory Corp.; Assistant Secretary of Nuveen
                                                          Investments, Inc. and (since 1997) Nuveen Asset Management,
                                                          Inc.; Vice President (since 2000), Assistant Secretary and
                                                          Assistant General Counsel (since 1998) of Rittenhouse Asset
                                                          Management, Inc.; Vice President and Assistant Secretary of
                                                          Nuveen Investments Advisers Inc. (since 2002); Assistant
                                                          Secretary of NWQ Investment Management Company, LLC
                                                          (since 2002).
------------------------------------------------------------------------------------------------------------------------------------
Edward F. Neild, IV            Vice President     1996    Managing Director (since 2002) of Nuveen Investments, LLC;            145
7/7/65                                                    Managing Director (since 1997), formerly Vice President
333 W. Wacker Drive                                       (since 1996) of Nuveen Advisory Corp. and Nuveen Institutional
Chicago, IL 60606                                         Advisory Corp.; Managing Director of Nuveen Asset Management,
                                                          Inc. (since 1999). Chartered Financial Analyst.

(1) Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and board member of the Adviser.

(2) Board members serve an indefinite term until his/her successor is elected. The year first elected or appointed represents the year in which the board member was first elected or appointed to any fund in the Nuveen Complex.

(3) Officers serve one year terms through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

Reinvest Automatically
       EASILY AND CONVENIENTLY



SIDEBAR TEXT: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.


NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      INFORMATION



QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING

Each Fund's quarterly portfolio of investments and information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2004, are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

NET ASSET VALUE (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

UNAUDITED INFORMATION: The Nuveen Quality Preferred Income Fund, Nuveen Quality Preferred Income Fund 2 and Nuveen Quality Preferred Income Fund 3 designate 11%, 11% and 12% respectively, of dividends declared from net investment income as dividends qualifying for the 70% dividends received deduction for corporations and 11%, 11% and 12% respectively, as qualified dividend income for individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

FUND MANAGER
Nuveen Institutional
Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL


Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the fiscal year ended July 31, 2004. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
         For GENERATIONS


Photo of: 2 women looking at a photo album.


Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing $100 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

           Learn more
about Nuveen Funds at
   WWW.NUVEEN.COM/ETF

o Share prices
o Fund details
o Daily financial news
o Investor education
o Interactive planning tools

Logo: NUVEEN Investments


                                                                     EAN-D-0704D

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The registrant has posted such code of ethics on its website at www.nuveen.com/etf.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors determined that the registrant had at least one "audit committee financial expert" (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant's audit committee financial expert was William E. Bennett, who was "independent" for purposes of Item 3 of Form N-CSR.

Although Mr. Bennett served as the audit committee financial expert during the reporting period, he unexpectedly resigned from the Board effective April 30, 2004. Since that time, the Audit Committee determined that Jack B. Evans, the Chairman of the Audit Committee, qualifies as an audit committee financial expert and recommended to the full Board that he be designated as such. On July 26, 2004, the full Board voted to so designate Mr. Evans. Accordingly for this reporting period, the registrant did not have a designated "audit committee financial expert" from April 30, 2004 to July 26, 2004. Mr. Evans, who is independent for purposes of Item 3 of Form N-CSR, served as the registrant's audit committee financial expert from July 26, 2004 to the end of the reporting period on July 31, 2004.

Mr. Bennett was formerly Executive Vice President and Chief Credit Officer of First Chicago Corporation and its principal subsidiary, The First National Bank of Chicago. As part of his role as Chief Credit Officer, Mr. Bennett set policy as to accrual of assets/loans; designated performing/non-performing assets; set the level of reserves against the credit portfolo; and determined the carrying value of credit related assets and exposure. Among other things, Mr. Bennett was also responsible for the oversight of the internal analysis function including setting ground rules for the review and preparation of financial analysis and financial statements for use in making credit and risk decisions for clients. Mr. Bennett has significant experience reviewing, analyzing and evaluating financial statements of domestic and international companies in a variety of industries with complex accounting issues.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.



                     NUVEEN QUALITY PREFERRED INCOME FUND 3

The following tables show the amount of fees that Ernst & Young LLP, the Fund's auditor, billed to the Fund during the Fund's last two full fiscal years. For engagements with Ernst & Young LLP entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that Ernst & Young LLP provided to the Fund, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the "pre-approval exception"). The pre-approval exception for services provided directly to the Fund waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Fund during the fiscal year in which the services are provided; (B) the Fund did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee's attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

               SERVICES THAT THE FUND'S AUDITOR BILLED TO THE FUND


                                  AUDIT FEES BILLED        AUDIT-RELATED FEES                 TAX FEES              ALL OTHER FEES
FISCAL YEAR ENDED                      TO FUND               BILLED TO FUND                BILLED TO FUND           BILLED TO FUND
------------------------------------------------------------------------------------------------------------------------------------
July 31, 2004                          $ 10,886                    $ 0                         $ 1,788                 $ 3,450
------------------------------------------------------------------------------------------------------------------------------------
Percentage approved                         N/A                     0%                              0%                      0%
pursuant to
pre-approval
exception
------------------------------------------------------------------------------------------------------------------------------------
July 31, 2003                          $  8,400                    $ 0                         $    0                  $   850
------------------------------------------------------------------------------------------------------------------------------------
Percentage approved                         N/A                     0%                              0%                      0%
pursuant to
pre-approval
exception
------------------------------------------------------------------------------------------------------------------------------------


The above "Tax Fees" were billed for professional services for tax advice, tax compliance and tax planning.

                 SERVICES THAT THE FUND'S AUDITOR BILLED TO THE
                  ADVISER AND AFFILIATED FUND SERVICE PROVIDERS

The following tables show the amount of fees billed by Ernst & Young LLP to Nuveen Institutional Advisory Corp. ("NIAC" or the "Adviser"), and any entity controlling, controlled by or under common control with NIAC ("Control Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two full fiscal years.

The table also shows the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid to Ernst & Young LLP by the Fund, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Fund did not recognize the services as non-audit services at the time of the engagement; and
(C) the services are promptly brought to the Audit Committee's attention, and the Committee (or its delegate) approves the services before the Fund's audit is completed.


FISCAL YEAR ENDED                                    AUDIT-RELATED FEES           TAX FEES BILLED TO              ALL OTHER FEES
                                                   BILLED TO ADVISER AND             ADVISER AND                 BILLED TO ADVISER
                                                      AFFILIATED FUND              AFFILIATED FUND              AND AFFILIATED FUND
                                                     SERVICE PROVIDERS            SERVICE PROVIDERS              SERVICE PROVIDERS
------------------------------------------------------------------------------------------------------------------------------------
July 31, 2004                                               $ 0                          $ 0                           $ 0
------------------------------------------------------------------------------------------------------------------------------------
Percentage approved                                          0%                           0%                            0%
pursuant to
pre-approval
exception
------------------------------------------------------------------------------------------------------------------------------------
July 31, 2003                                               $ 0                          $ 0                           $ 0
------------------------------------------------------------------------------------------------------------------------------------
Percentage approved                                         N/A                          N/A                           N/A
pursuant to
pre-approval
exception
------------------------------------------------------------------------------------------------------------------------------------


                               NON-AUDIT SERVICES

The following table shows the amount of fees that Ernst & Young LLP billed during the Fund's last two full fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee is required to pre-approve non-audit services that Ernst & Young LLP provides to the Adviser and any Affiliated Fund Services Provider, if the engagement related directly to the Fund's operations and financial reporting (except for those subject to the de minimis exception described above). The Audit Committee requested and received information from Ernst & Young LLP about any non-audit services that Ernst & Young LLP rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating Ernst & Young LLP independence.


FISCAL YEAR ENDED                                              TOTAL NON-AUDIT FEES
                                                              BILLED TO ADVISER AND
                                                             AFFILIATED FUND SERVICE         TOTAL NON-AUDIT FEES
                                                              PROVIDERS (ENGAGEMENTS         BILLED TO ADVISER AND
                                                             RELATED DIRECTLY TO THE        AFFILIATED FUND SERVICE
                                  TOTAL NON-AUDIT FEES       OPERATIONS AND FINANCIAL        PROVIDERS (ALL OTHER
                                     BILLED TO FUND           REPORTING OF THE FUND)             ENGAGEMENTS)                TOTAL
------------------------------------------------------------------------------------------------------------------------------------
July 31, 2004                            $ 5,238                         $ 0                         $ 0                   $ 5,238
July 31, 2003                            $   850                         $ 0                         $ 0                   $   850


Audit Committee Pre-Approval Policies and Procedures. Generally, the audit committee must approve (i) all non-audit services to be performed for the Fund by the Fund's independent accountants and (ii) all audit and non-audit services to be performed by the Fund's independent accountants for the Affiliated Fund Service Providers with respect to operations and financial reporting of the Fund. Regarding tax and research projects conducted by the independent accountants for the Fund and Affiliated Fund Service Providers (with respect to operations and financial reports of the Fund) such engagements will be (i) pre-approved by the audit committee if they are expected to be for amounts greater than $10,000; (ii) reported to the audit committee chairman for his verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the audit committee at the next audit committee meeting if they are expected to be for an amount under $5,000.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable at this time.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

In the rare event that a municipal issuer held by the Fund were to issue a proxy or that the Fund were to receive a proxy issued by a cash management security, the Adviser would either engage an independent third party to determine how the proxy should be voted or vote the proxy with the consent, or based on the instructions, of the Fund's Board of Directors or Trustees or its representative. In the case of a conflict of interest, the proxy would be submitted to the applicable Fund's Board to determine how the proxy should be voted. A member of the Adviser's legal department would oversee the administration of the voting, and ensure that records were maintained in accordance with Rule 204-2(c)(2) under the Investment Advisers Act of 1940 (17 CFR 275.204-2(c)(2)), reports were filed with the SEC on Form N-PX, and the results were provided to the Board of Directors or Trustees and made available to shareholders as required by applicable rules.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

In the event of a vacancy on the Board, the nominating and governance committee receives suggestions from various sources, including shareholders, as to suitable candidates. Suggestions should be sent in writing to Lorna Ferguson, Vice President for Board Relations, Nuveen Investments, 333 West Wacker Drive, Chicago, IL 60606. The nominating and governance committee sets appropriate standards and requirements for nominations for new directors and reserves the right to interview all candidates and to make the final selection of any new directors.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because posted on registrant's website at www.nuveen.com/etf.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable at this time.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Quality Preferred Income Fund 3
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: October 8, 2004
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date: October 8, 2004
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date: October 8, 2004
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.